As filed with the Securities and Exchange Commission on February 11, 2004

Securities Act Registration No. 333-____
Investment Company Act Registration No. 811-____

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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[Ö ]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No.	[ ]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[Ö ]
Amendment No.

TREND TRADER FUNDS
(Exact Name of Registrant as Specified in Charter)

8700 E. Northsight Boulevard
Suite 150	85260
Scottsdale, Arizona	(Zip Code)
(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (480) 948-1146

Mark A. Seleznov
8700 E. Northsight Boulevard
Suite 150
Scottsdale, Arizona 85260
(Name and Address of Agent for Service)

Copies to:

Carol A. Gehl
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Approximate date of proposed public offering: As soon as practicable after the Registration Statement becomes effective.

In accordance with Rule 24f-2 under the Investment Company Act of 1940, Registrant declares that an indefinite number of shares of its common stock, $.01 par value, is being registered by this Registration Statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

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Subject to completion, dated February 11, 2004.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

TREND TRADER FUNDS

PROSPECTUS

Trend Trader Growth and Income Fund

Trend Trader, LLC

        Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

April ___, 2004

Investment Objective and Principal Investment Strategy	1

Risk Factors	1

Fees and Expenses of the Fund	3

Investment Process	3

Types of Investments	4

Fund Management	5

Your Account	6

Exchange Privilege	11

Valuation of Fund Shares	11

Dividends, Capital Gain Distributions and Tax Treatment	11

Shareholder Reports	12

Privacy Policy	13

Additional Information	14

You should rely only on the information contained in this Prospectus and in the Statement of Additional Information ("SAI"), which is available upon request. The Trend Trader Growth and Income Fund (the "Fund") has not authorized others to provide additional information. The Fund does not authorize use of this Prospectus in any state or jurisdiction where the offering cannot legally be made.

See "Privacy Policy" on Page 13 for a description of the Fund's privacy policy.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGY

Investment Objective. The Fund seeks capital appreciation.

Principal Investment Strategy. The Fund is a "risk management" mutual fund which seeks to define specific points of exit to minimize losses. The Fund's investment adviser, Trend Trader, LLC (the "Adviser"), uses technical analysis to construct a diversified portfolio of securities focused on a balance of growth and income. The Adviser's methodology includes asset class selection and a "core" position strategy that uses market timing. Securities in which the Fund may invest include common stocks and other equity securities, debt securities, derivative instruments, real estate investment trusts, American Depository Receipts and securities of companies in the natural resources sector.

RISK FACTORS

Principal Risk Factors. The main risks of investing in the Fund are:

Investment Technique Risks. The Fund is actively managed by the Adviser using a trend-following methodology that includes, among other strategies, asset class selection, market timing and moving averages. There is no guarantee that the investment techniques and risk analyses used by the Adviser will produce the desired results.

Market Risks. The Fund's investments are subject to market risk, so that the value of the Fund's investments may decline. If the value of the Fund's investments goes down, you may lose money. The share price of the Fund is expected to fluctuate. Your shares at redemption may be worth less than your initial investment.

Market Timing Risks. The Adviser will engage in market timing with respect to 20% of the Fund's total assets. There is no guarantee that the Adviser's market timing strategy will be successful. The Fund could be exposed to declining markets and/or could miss a market rise if the Adviser's model does not correctly predict market movements. As a result, there is no assurance that the Adviser's market timing strategy will enable the Fund to be invested consistent with the major trends of the market or enable the Fund to achieve its investment objective.

Frequent Trading/High Portfolio Turnover Risks. The Adviser will engage in market timing and asset class selection strategies. As a result, the Fund anticipates an average yearly portfolio turnover of 400%. The portfolio turnover rate indicates changes in the Fund's securities holdings. If the Fund experiences a high portfolio turnover rate, you may realize significant taxable capital gains or losses as a result of frequent trading of the Fund's assets and the Fund will incur transaction costs in connection with buying and selling securities. Tax and transaction costs lower the Fund's effective return for investors.

Equity Securities Risks. The Fund will invest in common stocks and other equity securities. Common stocks and other equity securities generally fluctuate in value based on the earnings of the company and on general industry and market conditions. A fund that invests a significant amount of its assets in common stocks and other equity securities is likely to have greater fluctuation in share price than a fund that invests a significant portion of its assets in fixed income securities.

Debt Securities Risks. The Fund may invest in bonds and other debt securities. Debt securities may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the price of a debt security falls when interest rates rise. Debt securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities. Many types of debt securities are subject to prepayment risk, which is the risk that the issuer of the security can repay principal prior to maturity. Debt securities allowing prepayment may offer less potential for gains during a period of declining interest rates. The price of a debt security may also be affected by changes in the credit quality of the issuer of the security or by an issuer's default on its payment obligations.

Derivative Instrument Risks. Derivatives include instruments such as futures and options. When investing in futures, the Fund is exposed to the risk that the security's future value may be higher or lower at the time of sale or purchase, respectively. When writing put and call options, the Fund is exposed to declines in the value of the underlying asset against which the option was written. To the extent required, the Fund will cover the financial exposure created by writing put and call options either by purchasing or selling offsetting options or futures or designating liquid assets to cover such financial exposure. When purchasing options, the Fund is exposed to the potential loss of the option purchase price. Derivatives may be illiquid and the market for derivatives is largely unregulated. The Fund's use of derivatives may not always be a successful hedge and using them could lower the Fund's return.

Real Estate Investment Trust Risks. The Fund may invest in securities issued by real estate investment trusts ("REITs"), which are pooled investment vehicles that primarily invest in real estate or real estate-related loans. Investment in REITs may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions. Changes in interest rates may also affect the value of the Fund's investment in REITs. REITs are also subject to heavy cash flow dependency, defaults by borrowers and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and to maintain exemption from the registration requirements of the Investment Company Act of 1940, as amended. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

ADR Risks. The Fund may invest in common stocks of foreign issuers that are publicly traded on U.S. exchanges or in the U.S. over-the-counter market in the form of American Depository Receipts ("ADRs"). ADRs are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. Investment in ADRs may involve risks in addition to the risks associated with domestic securities. Foreign securities are affected by changes in currency rates and by political and economic developments abroad. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies.

Natural Resources Sector Risks. The Fund may invest in securities of companies principally engaged in the natural resources sector, which includes coal, oil and gas, energy, utilities and commodities. The market value of these securities may be affected by numerous factors, including events occurring in nature, inflationary pressures and international politics. For example, events occurring in nature and political events can affect the overall supply of a natural resource and the value of companies involved in such natural resource.

Who Should Invest. The Fund may be an appropriate investment for you if you:

  Seek capital appreciation; and
  Have a moderate level of risk tolerance.

Fund Performance. Performance information is not included because the Fund did not commence operations until the date of this Prospectus.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you will pay if you buy and hold shares of the Fund.
	Investor Class	Institutional Class
Shareholder Fees (fees paid directly from your investment)(1)	None	None

Annual Fund Operating Expenses (expenses that are deducted
from Fund assets)(2)

Management Fees	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	None
Other Expenses(3)	0.81%	0.78%
Total Annual Fund Operating Expenses(3)	1.56% =====	1.28% =====
Fee Waiver/Expense Reimbursement(4)	(0.51)%	(0.48)%
Net Expenses	1.05% =====	0.80% =====

_____________________
(1)	A $10 service fee will be charged if you redeem shares by wire and a $15 service fee will be charged for overnight deliveries. See "Your Account-How to Sell Shares."

(2)	Stated as a percentage of the Fund's average daily net assets.

(3)	"Other Expenses" and "Total Annual Fund Operating Expenses" are based on estimated amounts for the Fund's current fiscal year.

(4)

Pursuant to an expense cap agreement between the Adviser and the Fund, the Adviser agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total annual operating expenses do not exceed 1.05% and 0.80% for Investor Class and Institutional Class shares, respectively, of the Fund's average daily net assets. The expense cap agreement will continue in effect until April __, 2005, with successive renewal terms of one year unless terminated by the Adviser or the Fund prior to renewal. "Other Expenses" are presented before any fee waivers or expense reimbursements.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same each year and that the Adviser's fee waiver/expense reimbursement discussed above will not continue beyond the initial one-year term. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

	1 Year	3 Years
Investor Class	$107	$443
Institutional Class	$ 82	$358

INVESTMENT PROCESS

In constructing a portfolio for the Fund, the Adviser uses a trend following methodology based on moving averages. The Fund is a "risk management" mutual fund. The Adviser seeks to manage risk by identifying specific points of exit for losing trades. The Fund's equity holdings have stop orders entered into the market to protect against unlimited losses. With respect to 80% of the Fund's total assets, the Adviser follows a strategy of asset class diversification in which no asset class represents more than 8% of the Fund's total assets. With respect to 80% of the Fund's total assets, the Adviser follows an asset class selection strategy in which the Adviser purchases assets and asset classes that are above their 50 day simple money average (SMA) and overweights higher-performing asset classes.

The Adviser follows a "core" position strategy that uses market timing with respect to 20% of the Fund's total assets. Market timing is a strategy of trading in which the Adviser trades specific assets long and short while always maintaining a position in that asset or index. The Adviser will market time the S&P 500 Index® with respect to 10% of the Fund's total assets and will market time the NASDAQ 100 Index® with respect to 10% of the Fund's total assets. The market timing will be conducted using the 50 day SMA. The Fund will typically hold approximately 100 securities.

Portfolio Turnover. Under normal market conditions, the Fund anticipates that portfolio turnover rates will generally not exceed 400%. The portfolio turnover rate indicates changes in the Fund's securities holdings; generally, if all the securities in the Fund at the beginning of the period are replaced by the end of the period, the turnover rate would be 100%. You may realize taxable gains as a result of such trading of the Fund's assets. In addition, the Fund will incur transaction costs in connection with buying and selling securities.

TYPES OF INVESTMENTS

In implementing the Fund's investment objective, the Adviser seeks to construct a diversified portfolio of securities focused on a balance of growth and income. Accordingly, the Fund may invest in the following securities. Some of these securities involve special risks, which are described under "Risk Factors" and in the SAI.

Common Stocks and Other Equity Securities. The Fund may invest in common stock and other equity securities, including preferred stock, ADRs, warrants and other securities convertible or exchangeable into common or preferred stock.

Bonds and Other Debt Securities. The Fund may invest in a wide variety of debt securities. Issuers of debt securities have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain securities (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call such securities during periods of falling interest rates. As a result, the Fund may be required to invest the unanticipated proceeds of the called security at lower interest rates, which may cause the Fund's income to decline.

Commercial paper generally is considered the shortest form of fixed income security. Notes whose original maturities are two years or less are considered short-term obligations. The term "bond" generally refers to securities with maturities longer than two years. Bonds with maturities of three years or less are considered short-term, bonds with maturities between three and ten years are considered intermediate-term, and bonds with maturities greater than ten years are considered long-term.

Option and Futures Transactions. The Fund may invest up to 40% of its total assets in options and futures transactions, which are sometimes referred to as derivative transactions. The Adviser will implement options strategies such as covered call options on stocks and spreads, with no position ever left uncovered. The Adviser invests in such instruments for hedging purposes. The Fund may hold a futures or options position until its expiration, or it can close out such a position before then at current value if a liquid secondary market is available.

REITs. REITs are pooled investment vehicles that primarily invest in real estate or real estate-related loans. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes and hotels, and derive income primarily from the collection of rents. Equity REITS can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law.

ADRs. The Fund may invest a up to 15% of its total assets in ADRs or other foreign instruments denominated in U.S. dollars. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign security and denominated in U.S. dollars. Investments in securities of foreign companies involve risks that are in addition to the usual risks inherent in domestic investments. Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, and many foreign securities are less liquid and their prices are more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects. Certain costs attributable to foreign investing, such as custody charges and brokerage costs, are higher than those attributable to domestic investing. In addition, the value of the Fund's assets will increase or decrease in response to fluctuations in the value of foreign currencies.

Natural Resources. The Fund may invest up to 20% of its total assets in the securities of companies in the natural resources sector that own, explore, mine, process or otherwise develop, or provide goods and services with respect to, natural resources. Natural resources include metals (such as gold, silver and platinum), ferrous and nonferrous metals (such as iron, aluminum and copper), strategic metals (such as uranium and titanium), hydrocarbons (such as coal, oil and natural gases), timber, land, undeveloped real property and agricultural commodities.

Cash and Cash Equivalents. The Fund may invest up to 80% of its total assets in cash and short-term fixed income securities as a temporary defensive position during adverse market, economic or political conditions and in other limited circumstances, such as in the case of unusually large cash inflows or redemptions. When so invested, the Fund may not achieve its investment objective.

FUND MANAGEMENT

Under the laws of the State of Delaware, the Board of Trustees (the "Board of Trustees") of Trend Trader Funds (the "Trust") is responsible for managing the Trust's business and affairs. The Board of Trustees also oversees duties required by applicable state and federal law. The Trust has entered into an investment advisory agreement with the Adviser dated April ___, 2004 (the "Investment Advisory Agreement"), pursuant to which the Adviser manages the Fund's investments and business affairs, subject to the supervision of the Board of Trustees. The Adviser provides office facilities for the Fund and pays the salaries, fees and expenses of all officers and trustees of the Fund who are interested persons of the Adviser.

Investment Adviser. The Adviser provides portfolio management services to individuals, trusts, estates, corporations, pension and profit sharing plans, banks, thrift institutions and other registered investment companies. The Adviser was founded in 1997 and is located at 8700 E. Northsight Boulevard, Suite 150, Scottsdale, Arizona, 85260.

Under the Investment Advisory Agreement, the Fund compensates the Adviser for its management services at the annual rate of 0.50% of the Fund's average daily net assets. Pursuant to an expense cap agreement dated ___________, 2004 between the Adviser and the Fund, the Adviser agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total annual operating expenses do not exceed 1.05% and 0.80% for Investor Class and Institutional Class shares, respectively, of the Fund's average daily net assets. This expense cap will continue in effect until April ____, 2005 with successive renewal terms of one year, unless terminated by the Adviser or the Fund prior to the renewal. The expense cap agreement has the effect of lowering the overall expense ratio for the Fund and increasing the Fund's overall return to investors at the time any such amounts are waived and/or reimbursed.

Portfolio Managers. The Fund's portfolio managers are Mark A. Seleznov and Alex B. Seleznov. Mark Seleznov has been the Managing Partner of the Adviser since its inception in 1997. Alex Seleznov has been Director of Money Management Operations and Chief Financial Officer of the Adviser since 1999. Prior to 1999, Alex Seleznov was employed by Semple & Cooper, LLP, a certified public accounting firm.

Custodian, Transfer Agent, Administrator and Fund Accountant. UMB Bank, n.a. acts as custodian of the Fund's assets. UMB Fund Services, Inc., an affiliate of UMB Bank, n.a., serves as the transfer agent for the Fund (the "Transfer Agent") and as the Fund's administrator and fund accountant.

Distributor. The Adviser is also a registered broker-dealer and member of the National Association of Securities Dealers, Inc. ("NASD") and acts as principal distributor of the Fund's shares (the "Distributor").

YOUR ACCOUNT

Rule 12b-1 Plan. The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") with respect to Investor Class shares. Under the terms of the Plan, Investor Class shares pay the Adviser a fee of 0.25% of the average daily net assets of Investor Class shares. The Adviser uses this fee to finance activities that promote the sale of Investor Class shares. Such activities include, but are not necessarily limited to, shareholder servicing, advertising, printing and mailing prospectuses to persons other than current shareholders, printing and mailing sales literature, and compensating brokers, dealers and sales personnel. The Fund currently has no intention of paying any Rule 12b-1 fees in connection with the Institutional Class shares. Because Rule 12b-1 fees are paid out of the Fund's net assets on an ongoing basis, over time these fees will increase the cost of your investment and could cost you more than paying other types of sales charges.

Description of Classes. The Fund offers two classes of shares: Investor Class and Institutional Class. The classes differ with respect to their minimum investments. In addition, Investor Class shares impose a Rule 12b-1 fee that is assessed against the assets attributable to that class. Investor Class shares are designed for "retail" investors and Institutional Class shares are designed for "institutional" investors.

Minimum Investments

          The minimum investment requirements for the Fund are as follows:

	Investor Class	Institutional Class
Initial investment:	$1,000	$500,000
Subsequent investments:	$100	$50,000
Automatic Investment Plan ("AIP"): (to maintain the plan, you must invest at least $100 per transaction)	$500	N/A

          The Fund may change or waive these minimums at any time; you will be given at least 30 days notice of any increase in the minimum dollar amount of purchases.

How to Open an Account

    Read this Prospectus carefully.

    Complete the appropriate parts of the Purchase Application, carefully following the instructions. Please note that your Purchase Application will be returned if any information is missing. If you have questions, please contact your investment professional or call us at 1-800-841-0380.
    Make your initial investment, and any subsequent investments, following the instructions set forth below. Send all items to one of the addresses referenced in "Your Account-How to Contact the Fund."

          On the Purchase Application, you will be asked to certify that your Social Security or Taxpayer Identification Number is correct and that you are not subject to back-up withholding. In order to do this, an original signed Purchase Application must be on file with the Transfer Agent. If you are subject to back-up withholding or you did not certify your Taxpayer Identification Number, the IRS requires the Fund to withhold 28% of any dividends paid and any redemption or exchange proceeds.

Important information about procedures for opening a new account. The Fund is required to comply with various anti-money laundering laws and regulations. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account. Consequently, when you open an account, the Fund is required to obtain certain personal information, including your name, address, social security number, date of birth and other information that will allow the Fund to verify your identity. The Fund may also ask for other identifying documents or information.

If you do not provide this information, the Fund may be unable to open an account for you. In the event the Fund is unable to verify your identity from the information provided, the Fund may, without prior notice to you, close your account and redeem your shares at the net asset value next determined after the account is closed. Any delay in processing your order will affect the purchase price you receive for your shares. The Fund and the Distributor are not liable for fluctuations in value experienced as a result of such delays in processing. If at any time the Fund detects suspicious behavior or if certain account information matches government lists of suspicious persons, the Fund may determine not to open an account, may reject additional purchases, may close an existing account, may file a suspicious activity report or may take other action.

How to Buy Shares

          You may pay for your shares by check or wire. You may also use the AIP or the exchange privilege. The share price you receive will be the Fund's net asset value next computed after the time the Transfer Agent receives your purchase order in proper form. The Transfer Agent must receive your purchase order in proper form by 4:00 p.m., Eastern Time (or by the close of the New York Stock Exchange (the "NYSE")) for your purchase to be effected on that day. See "Valuation of Fund Shares." A confirmation indicating the details of each purchase transaction will be sent to you promptly. The Fund reserves the right to reject any purchase request.

          By Check

    To establish a new account, see "Your Account-How to Open an Account."
    Make out a check for the investment amount, payable to "Trend Trader Funds." All checks must be in U.S. dollars and drawn on U.S. banks. Cash, credit cards, third-party checks, money orders, credit card checks or other checks deemed at the Fund's discretion to be high risk will not be accepted.
    If you wish to make additional purchases, complete the investment slip that is included with your account statement, or, if this is not convenient, reference your name, account number and address on your check.
    Purchase Applications are considered received and accepted when received in proper form by the Transfer Agent.
    Send your Purchase Application and check to one of the addresses referenced in "Your Account-How to Contact the Fund." If your Purchase Application and check are inadvertently sent to the Adviser or the Distributor, whose offices are located in Arizona, it will be forwarded to the Transfer Agent, but the effective date of the purchase will be delayed until the request is received in proper form by the Transfer Agent.

          If your check does not clear, you will be charged a $20 service fee. You will also be responsible for any losses suffered by the Fund as a result. The Fund may redeem shares you own in this or another identically registered Trend Trader Funds account as reimbursement for such losses.

          By Wire

    To establish a new account by wire transfer, please call the Transfer Agent at 1-800-841-0380. The Transfer Agent must assign an account number to you prior to wiring funds.
    Instruct your bank to use the following instructions when wiring funds:

Wire to:	UMB Bank, n.a.
ABA Number 101000695

Credit:	Trend Trader Funds
Account Number __________

Further credit:	Trend Trader Funds
(identify Trend Trader Growth and Income Fund)
(your Account Number)
(your name or account registration)
(your Social Security or Taxpayer Identification Number)

    The Transfer Agent must receive your wire by 4:00 p.m., Eastern Time (or by the close of the NYSE) for your purchase to be effected on that day.
    The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

          By Automatic Investment Plan ("AIP")

    The AIP allows you to make regular, systematic investments in the Fund from your bank account.
    Complete the appropriate section of the Purchase Application; alternatively, applications to establish the AIP on an existing account are available from the Transfer Agent. Please call 1-800-841-0380 to obtain an AIP Application.
    Under the AIP, you may choose to make additional investments on the 5th, 10th, 15th, 20th or 25th (or the following business day if one of these days falls on a weekend or holiday) in amounts of $100 or more.
    A service fee of $20 will be deducted from your account for any AIP purchase that does not clear due to insufficient funds or if you prevent withdrawal of funds from the designated account, and your purchase will be canceled. You will also be responsible for any losses suffered by the Fund as a result. The Fund may redeem shares you own in this or another identically registered Trend Trader Fund account as reimbursement for such losses. Your AIP will also be terminated in the event two successive mailings to you are returned by the United States Post Office as undeliverable. If this occurs, you must call or write to reinstate your AIP.
    Upon a full redemption, any AIP established on your account will automatically be terminated, unless otherwise instructed in writing.
    You can terminate your AIP at any time by calling the Fund at least five business days before your next scheduled investment date.

          By Exchange

    You may exchange your shares in the Fund for shares in any other Trend Trader Funds account at any time by written or telephone request, unless you have declined this option on your Purchase Application, and provided that you have requested and received a copy of the relevant Trend Trader Funds prospectus.
    The value of the shares to be exchanged and the price of the shares being purchased will be the net asset value next determined after the Transfer Agent receives exchange instructions in proper form. Exchange requests received in proper form by 4:00 p.m., Eastern Time (or by the close of the NYSE) will be effected on that day. Please note that an exchange is not a tax-free transaction. Please consult your tax adviser for more information.
    Send written exchange requests to one of the addresses referenced in "Your Account-How to Contact the Fund."
    Telephone exchange requests may be subject to limitations, including those relating to frequency, that may be established from time to time.
    Accounts opened by exchange will have the same registration and privileges as the existing account.

How to Sell Shares

          You may sell (redeem) all or a portion of your shares at any time. The share price you receive will be the Fund's net asset value next computed after the time the Transfer Agent receives your redemption request in proper form. The Transfer Agent must receive your redemption request in proper form by 4:00 p.m., Eastern Time (or by the close of the NYSE) for your redemption request to be effected on that day. See "Valuation of Fund Shares." The Fund normally will mail or wire your redemption proceeds per your instructions the next business day and, in any event, no later than seven business days after receipt by the Transfer Agent of a redemption request in proper form. Redemptions may be made by written or telephone request as described below. You may also redeem shares using the exchange privilege. A confirmation indicating the details of each redemption transaction will be sent to you promptly.

          By Written Request

    Write a letter of instruction or complete a Redemption Request Form indicating the Fund name, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.
    Include the signatures of all registered account holders and any additional documents that may be required. See "Your Account-Medallion Signature Guarantees" and "Your Account-Special Situations."
    Send your request to one of the addresses referenced in "Your Account-How to Contact the Fund." If your redemption request is inadvertently sent to the Adviser or the Distributor, whose offices are located in Arizona, it will be forwarded to the Transfer Agent, but the effective date of redemption will be delayed until the request is received in proper form by the Transfer Agent.
    Redemption proceeds will be mailed or wired per your request to the name(s) and address in which the account is registered or bank of record as shown on the records of the Transfer Agent, or otherwise according to your letter of instruction if the request is received in proper form. Please note that a $10 fee will be deducted from your proceeds if you redeem by wire and a $15 fee will be deducted from your proceeds for overnight deliveries.

          By Telephone

    Telephone redemption privileges must have been previously established for your account to use this option.
    To place your redemption request, please call the Transfer Agent at 1-800-841-0380. Redemption requests received by 4:00 p.m., Eastern Time (or by the close of the NYSE) will be effected on that day.
    Redemption requests by telephone are limited to a minimum of $500 and a maximum of $50,000 per account per day.
    Proceeds redeemed by telephone will be mailed or wired per your request only to your address or bank of record as shown on the records of the Transfer Agent. Please note that a $10 fee will be deducted from your proceeds if you redeem by wire and a $15 fee will be deducted from your proceeds for overnight deliveries.
    In order to arrange for telephone redemptions after an account has been opened or to change the bank account or address designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. The request must be signed by each shareholder of the account, with a Medallion signature guarantee. Further documentation may be requested from corporations, executors, administrators, trustees and guardians. See "Your Account-Medallion Signature Guarantees" and "Your Account-Special Situations."
    The Fund reserves the right to refuse any request made by telephone and may limit the amount involved or the number of telephone redemptions.
    Once you place a telephone redemption request, it cannot be canceled or modified.
    Neither the Fund nor the Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone. Accordingly, you bear the risk of loss. However, the Transfer Agent will use reasonable procedures to ensure that instructions received by telephone are genuine, including recording telephone transactions and sending written confirmation of such transactions to the investor of record.
    You may experience difficulty in implementing a telephone redemption during periods of drastic economic or market changes. If you are unable to contact the Transfer Agent by telephone, you may also redeem shares by written request, as noted above.

          By Exchange

    You may exchange your shares in the Fund for shares in any other Trend Trader Funds account at any time by written or telephone request, unless you have declined this option on your Purchase Application, and provided that you have requested and received a copy of the relevant Trend Trader Funds prospectus.
    The value of the shares to be exchanged and the price of the shares being purchased will be the net asset value next determined after the Transfer Agent receives exchange instructions in proper form. Exchange requests received in proper form by 4:00 p.m., Eastern Time (or by the close of the NYSE) will be effected on that day. Please note that an exchange is not a tax-free transaction. Please consult your tax adviser for more information.
    Send written exchange requests to one of the addresses referenced in "Your Account-How to Contact the Fund."
    Telephone exchange requests may be subject to limitations, including those relating to frequency, that may be established from time to time.
    Accounts opened by exchange will have the same registration and privileges as the existing account.

Redemptions in Kind

          The Fund reserves the right to pay redemption proceeds to you in whole or in part "in kind," by a distribution of securities from the Fund's portfolio. If the Fund pays your redemption proceeds in kind, you may incur brokerage or other charges in converting the securities to cash.

Medallion Signature Guarantees

          As a protection to both you and the Fund, the Fund requires a Medallion signature guarantee for all authorized owners of an account: (i) if you request that redemption proceeds be mailed or wired to a person other than the registered owner(s) of the shares, (ii) if you request that redemption proceeds be mailed or wired to other than the address or bank account of record or (iii) if you submit a redemption request within 30 days of an address change. Medallion signature guarantees must be obtained from a participant in a Medallion program endorsed by the Securities Transfer Association. Participants are typically commercial banks or trust companies in the United States, brokerage firms that are members of the National Association of Securities Dealers, Inc. or members of the NYSE. Call your financial institution to determine if they are a participant in a Medallion program. A Medallion signature guarantee may not be provided by a notary public.

Special Situations

          Redemption requests from corporate, trust, and institutional accounts, and executors, administrators, and guardians, require documents in addition to those described above, evidencing the authority of the officers, trustees or others. In order to avoid delays in processing redemption requests for these accounts, please call the Transfer Agent at 1-800-841-0380 before making the redemption request to determine what additional documents are required.

Investments Made Through Financial Intermediaries

          If you invest through a financial intermediary (rather than directly with the Fund through the Transfer Agent), the policies and fees may be different than those described. Financial advisers, financial supermarkets and other financial services agents may charge transaction and other fees and may set different minimum investments or limitations on buying and selling shares. Consult your investment professional if you have any questions. Your investment professional is responsible for transmitting your orders in a timely manner.

Closing of Accounts

          Your account may be closed on not less than 60 days notice if, at the time of any redemption of shares in your account, the value of the remaining shares in your account falls below $500. If the value of your account does not reach $500 within the 60 days, your entire account will be redeemed and the proceeds sent to your address of record. In addition, if you attempt to redeem more than the current market value remaining in your account, your account will be redeemed in full and the proceeds sent to your address of record.

How to Contact the Fund
For overnight deliveries, use:	For regular mail deliveries, use:	By telephone:

Trend Trader Funds	Trend Trader Funds	1-800-841-0380
803 West Michigan Street, Suite A	P.O. Box ____
Milwaukee, Wisconsin 53233-2301	Milwaukee, Wisconsin 53201-____

EXCHANGE PRIVILEGE

You may exchange your shares in the Fund for shares in any other Trend Trader Funds account at any time by written request or if you have established telephone privileges, via telephone. The value of the shares to be exchanged and the price of the shares being purchased will be the net asset value next determined after receipt of instructions for exchange in proper form. An exchange from one fund to another is treated the same as an ordinary sale and purchase for federal income tax purposes and you will realize a capital gain or loss. This is not a tax-free exchange. Written exchange requests should be directed to: Trend Trader Funds, P.O. Box ____, Milwaukee, Wisconsin, 53201-____. For written exchange requests sent via overnight delivery, please use 803 West Michigan Street, Suite A, Milwaukee, Wisconsin, 53233-2301. Exchange requests may be subject to limitations, including those relating to frequency, that may be established from time to time to ensure that the exchanges do not disadvantage the Fund or its shareholders. The Trust reserves the right to modify or terminate the exchange privilege upon 60 days' written notice to each shareholder prior to the modification or termination taking effect.

Frequent Trading. The Fund or the Adviser may determine from the amount, frequency and the pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and its other shareholders. If this occurs the Fund may terminate a shareholder's purchase and/or exchange privileges.

VALUATION OF FUND SHARES

The price of Fund shares is based on the Fund's net asset value ("NAV"), which is calculated using the market price method of valuation. The NAV is determined as of the close of trading (generally 4:00 p.m. Eastern Time) on each day the NYSE is open for business. The Fund does not determine NAV on days the NYSE is closed. The NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The price at which a purchase order or redemption request is effected is based on the next calculation of NAV after the order is placed or the request is received in proper form. A share's NAV is the current value of the class' assets, minus any liabilities, divided by the number of shares outstanding in the class.

Any securities or other assets for which market valuations are not readily available are valued at fair value as determined in good faith and in accordance with procedures approved by the Fund's Board of Trustees.

DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX TREATMENT

For federal income tax purposes, distributions from the Fund's investment company taxable income (which includes dividends, interest, net short-term capital gains and net gains from foreign currency transactions), if any, generally are taxable to you as ordinary income whether reinvested in additional Fund shares or received in cash, except to the extent any of the dividends are "qualified dividend income" eligible for the reduced rate of tax on net long-term capital gains. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, "qualified dividend income" received by noncorporate shareholders generally will be taxed at the same rate as net long-term capital gains. Currently, this maximum rate is set at 15%.

Distributions of dividend income that are not of "qualified dividend income" under the Internal Revenue Code, interest income, other types of ordinary income and net short-term capital gains generally are taxable to you as ordinary income. Distributions of net capital gains (the excess of net long-term capital gains over short-term capital losses) are taxable as long-term capital gains whether reinvested in additional Fund shares or received in cash and regardless of the length of time you have owned your shares. You will be informed annually as to the amount and nature of all dividends and capital gains paid during the prior year. Such dividends and capital gains may also be subject to state or local taxes. If you buy shares of the Fund when it has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution. If you are not required to pay taxes on your income, you are generally not required to pay federal income taxes on the amounts distributed to you.

Dividends and capital gains, if any, are usually distributed in November or December. You should measure the success of your investment by the value of your investment at any given time and not necessarily by the distributions you receive. Because of its investment objective, the Fund expects that its distributions will consist primarily of short-term capital gains.

All dividends and capital gains distributions will automatically be reinvested in additional Fund shares at the then prevailing net asset value unless you specifically request that dividends or capital gains or both be paid in cash. If you elect to receive dividends or capital gains distributions in cash and the post office cannot deliver the check, or if the check remains uncashed for six months, the Fund reserves the right to reinvest the check in your account at the Fund's then current net asset value and to reinvest all subsequent distributions in shares of the Fund until the Fund receives an updated address from you. The election to receive dividends in cash or reinvest them in shares may be changed by writing to: Trend Trader Funds, P.O. Box ____, Milwaukee, Wisconsin 53201-____. For overnight deliveries, please use 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233-2301. Such notice must be received at least ten days prior to the record date of any dividend or capital gains distribution.

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you. There may be other federal, state, local or foreign tax considerations applicable to you. You are urged to consult your own tax advisor.

Please see the SAI for more information about taxes.

SHAREHOLDER REPORTS

Financial reports of the Fund will be sent to you at least semi-annually. Annual reports will include audited financial statements. In addition, an account statement will be sent to you by the Transfer Agent at least quarterly.

PRIVACY POLICY

It is the policy of the Fund to respect the privacy of all shareholders and to protect the security and confidentiality of nonpublic personal information relating to those shareholders.

Personal Information Collected

The information collected by the Fund may come from the following sources:

    Information received from you, such as your name, address, telephone number, social security number, occupation, and income;
    Information relating to your transactions, including account balances, positions and activity;
    Information which may be received from consumer reporting agencies, such as credit bureau reports and other information relating to your creditworthiness; and
    Information which may be received from other sources with your consent.

Sharing of Nonpublic Personal Information

The Fund does not disclose nonpublic personal information relating to current or former shareholders, or to any third parties, except as required or permitted by law and in order to facilitate the clearing of shareholder transactions in the ordinary course of business.

Security

The Fund strives to ensure that its systems and those of its service providers are secure and that they meet industry standards. We protect personal information that is provided by maintaining physical, electronic and procedural safeguards. We employ firewalls, user authentication systems (i.e. passwords and personal identification numbers) and access control mechanisms to control access to systems and data. Third parties who may have access to such personal information must also agree to follow appropriate standards of security and confidentiality.

The Adviser has educated its staff with regard to this privacy policy and as a general policy, the Adviser will not discuss or disclose information regarding an account except with authorized personnel or as required by law pursuant to regulatory request and/or authority.

Changes to the Fund's Privacy Policy

The Fund reserves the right to make changes to this policy.

ADDITIONAL INFORMATION

INVESTMENT ADVISER	DIVIDEND-DISBURSING AND
TRANSFER AGENT
Trend Trader, LLC
8700 E. Northsight Blvd.	UMB Fund Services, Inc.
Suite 150	P.O. Box ____
Scottsdale, Arizona 85260	Milwaukee, Wisconsin 53201-____

DISTRIBUTOR	For regular mail deliveries, use:
Trend Trader Funds
Trend Trader, LLC	P.O. Box ____
8700 E. Northsight Blvd.	Milwaukee, Wisconsin 53201-____
Suite 150
Scottsdale, Arizona 85260	INDEPENDENT ACCOUNTANTS

CUSTODIAN

UMB Bank, n.a.	LEGAL COUNSEL
928 Grand Boulevard
10th Floor	Godfrey & Kahn, S.C.
Kansas City, Missouri 64106	780 North Water Street
Milwaukee, Wisconsin 53202
ADMINISTRATOR AND FUND
ACCOUNTANT

UMB Fund Services, Inc.
803 West Michigan Street
Suite A
Milwaukee, Wisconsin 53233-2301

Additional information regarding the Trust and the Fund is included in the Statement of Additional Information ("SAI") which has been filed with the Securities and Exchange Commission ("SEC"). The SAI is incorporated in this Prospectus by reference and therefore is legally part of this Prospectus. Further information about the Fund's investments will also be available in the Fund's annual and semi-annual reports to shareholders. The Fund's annual report will provide a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. You may receive the SAI, annual reports and semi-annual reports free of charge, request other information about the Fund and make shareholder inquiries by contacting the Fund at the address listed below or by calling, toll-free, 1-800-841-0380.

Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Please call the SEC at 1-202-942-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Fund are also available on the EDGAR database on the SEC's Internet site located at http://www.sec.gov. Alternatively, copies of this information may be obtained, upon payment of a duplicating fee, by electronic request to the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Trend Trader Funds
803 West Michigan Street, Suite A
Milwaukee, Wisconsin 53233-2301

The Company's 1940 Act File Number is 811-________

Subject to completion, dated February 11, 2004.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filing with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where an offer or sale is not permitted.

TREND TRADER FUNDS

PROSPECTUS

Trend Trader Sedona Fund

Trend Trader, LLC

          Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

April ___, 2004

Investment Objective and Principal Investment Strategy	1

Risk Factors	1

Fees and Expenses of the Fund	2

Investment Process	2

Types of Investments	3

Fund Management	4

Your Account	4

Exchange Privilege	9

Valuation of Fund Shares	9

Dividends, Capital Gain Distributions and Tax Treatment	10

Shareholder Reports	10

Privacy Policy	11

Additional Information	12

          You should rely only on the information contained in this Prospectus and in the Statement of Additional Information ("SAI"), which is available upon request. The Trend Trader Sedona Fund (the "Fund") has not authorized others to provide additional information. The Fund does not authorize use of this Prospectus in any state or jurisdiction where the offering cannot legally be made.

See "Privacy Policy" on page 11 for a description of the Fund's privacy policy.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGY

Investment Objective. The Fund seeks aggressive growth.

Principal Investment Strategy. In seeking to achieve the Fund's investment objective, the Fund's investment adviser, Trend Trader, LLC (the "Adviser") uses systematic technical methodologies. The Fund's assets are allocated among four trading plans, each based on 60-minute time frames. As part of this strategy, under normal market conditions the Fund may invest up to 95% of its total assets in common stocks and other equity securities and may invest up to 5% of its total assets in cash and cash equivalents.

RISK FACTORS

Principal Risk Factors. The main risks of investing in the Fund are:

Frequent Trading/High Portfolio Turnover Risks. As a part of its principal investment strategy, the Fund will trade actively and frequently. The Fund's systematic technological methodologies will result in extremely high portfolio turnover. There is no limit on the Fund's portfolio turnover. High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to the Fund's shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance.

Investment Technique Risks. The Fund is actively managed by the Adviser using systematic technical methodologies. There is no guarantee that the investment techniques used by the Adviser will produce the desired results.

Market Risks. The Fund's investments are subject to market risk, so that the value of the Fund's investments may decline. If the value of the Fund's investments goes down, you may lose money. The share price of the Fund is expected to fluctuate. Your shares at redemption may be worth less than your initial investment.

Equity Securities Risks. The Fund will invest in common stocks and other equity securities. Common stocks and other equity securities generally fluctuate in value based on the earnings of the company and on general industry and market conditions. A fund that invests a significant amount of its assets in common stocks and other equity securities is likely to have greater fluctuation in share price than a fund that invests a significant portion of its assets in fixed income securities.

Who Should Invest. The Fund may be an appropriate investment for you if you:

  Seek aggressive growth; and
  Have a high level of risk tolerance.

Fund Performance. Performance information is not included because the Fund did not commence operations until the date of this Prospectus.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)(1)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(2)

Management Fees	0.50%
Distribution (12b-1) Fees	0.25%
Other Expenses(3)	0.81%
Total Annual Fund Operating Expenses(3)	1.56% =====

_____________________
(1)	You will be charged a $10 service fee if you redeem shares by wire and a $15 service fee will be charged for overnight deliveries. See "Your Account-How to Sell Shares."
(2)	Stated as a percentage of the Fund's average daily net assets.
(3)	"Other Expenses" and "Total Annual Fund Operating Expenses" are based on estimated amounts for the Fund's current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

1 Year	3 Years
$159	$493

INVESTMENT PROCESS

The Adviser selects securities for the Fund through technical methodologies based on various time frames. The Adviser uses a computer-generated investment process which allocates the Fund's assets among the following four trading plans:

  An oscillator-based methodology using 60-minute time frames trading short-term breakouts with long and short positions based purely on price.
  A trend-following methodology using 60-minute time frames trading long and short positions based on the 2 and 13 period moving average indicators.
  An oscillator-based methodology using 60-minute time frames trading short-term breakouts with long and short positions based purely on the highs and lows of previous days.
  A trend-following methodology using short-term trends with long and short positions based on the weighted moving average indicator.

The Adviser allocates 25% of the fund's total assets to each trading plan. Under normal market conditions, each trading plan invests 24% of its total assets in common stocks and other equity securities and 1% of its total assets in cash and cash equivalents. Each trading plan will typically hold approximately 33 securities.

((Side Box))

Moving Average Indicators are the most commonly used form of trend-following methodologies and are calculated by totaling the price close values of an asset over a previously determined time frame and dividing that total by the previously determined time frame. This value, calculated at the end of each period of the previously determined time frame, provides data points that when plotted on a line chart will produce a finite value that can then be compared to the value of the underlying asset. For example, a 20 period moving average on a 60-minute time frame is calculated by totaling the last 20 price values an asset closed at for each of the last 60-minutes periods and dividing the total by 20.

Oscillator-Based Methodology is a technical methodology that charts the price movements of assets to identify the high and low price range of each asset in order to facilitate the purchase of an asset at the low end of its respective price range and the sale of an asset at the high end of its respective price range.

Short-Term Breakouts are the price movements of an asset outside, either above or below, a previously determined price range at which the asset has been trading.

Trend-Following Methodology is a technical methodology that charts the price movements of assets to identify assets that are moving in sustained directions, either up or down, for extended periods over a previously determined time frame.

Portfolio Turnover. Under normal market conditions, the Fund's use of systematic technological methodologies will result in an extremely high portfolio turnover rate. The portfolio turnover rate indicates changes in the Fund's securities holdings; generally, if all the securities in the Fund at the beginning of the period are replaced by the end of the period, the turnover rate would be 100%. There is no limit on the Fund's portfolio turnover rate. You may realize taxable gains or losses as a result of such trading of the Fund's assets. In addition, the Fund will incur transaction costs in connection with buying and selling securities.

TYPES OF INVESTMENTS

In implementing the Fund's investment objective, the Adviser may invest in the following securities. Some of these securities involve special risks, which are described under "Risk Factors" and in the SAI.

Common Stocks and Other Equity Securities. Under normal market conditions the Fund will invest 80% of its total assets in common stock and other equity securities, including preferred stock, ADRs, warrants and other securities convertible or exchangeable into common or preferred stock.

Cash or Similar Investments; Temporary Strategies. Under normal market conditions, the Adviser will invest 1% of the total assets of each trading plan, and up to 5% of the Fund's total assets, in cash or similar short-term investment grade securities, repurchase agreements, commercial paper or certificates of deposit. In addition, the Fund may invest up to 100% of its total assets in such instruments for temporary defensive purposes and in other limited circumstances, such as in the case of unusually large cash inflows or redemptions. When so invested, the Fund may not achieve its investment objective.

FUND MANAGEMENT

Under the laws of the State of Delaware, the Board of Trustees (the "Board of Trustees") of Trend Trader Funds (the "Trust") is responsible for managing the Trust's business and affairs. The Board of Trustees also oversees duties required by applicable state and federal law. The Trust has entered into an investment advisory agreement with the Adviser dated April ___, 2004 (the "Investment Advisory Agreement"), pursuant to which the Adviser manages the Fund's investments and business affairs, subject to the supervision of the Board of Trustees. The Adviser provides office facilities for the Fund and pays the salaries, fees and expenses of all officers and trustees of the Fund who are interested persons of the Adviser.

Investment Adviser. The Adviser provides portfolio management services to individuals, trusts, estates, corporations, pension and profit sharing plans, banks, thrift institutions and other registered investment companies. The Adviser was founded in 1997 and is located at 8700 E. Northsight Boulevard, Suite 150, Scottsdale, Arizona, 85260. Under the Investment Advisory Agreement, the Fund compensates the Adviser for its management services at the annual rate of 0.50% of the Fund's average daily net assets.

Portfolio Managers. The Fund's portfolio managers are Mark A. Seleznov and Alex B. Seleznov. Mark Seleznov has been the Managing Partner of the Adviser since its inception in 1997. Alex Seleznov has been Director of Money Management Operations and Chief Financial Officer of the Adviser since 1999. Prior to 1999, Alex Seleznov was employed by Semple & Cooper, LLP, a certified public accounting firm.

Custodian, Transfer Agent, Administrator and Fund Accountant. UMB Bank, n.a. acts as custodian of the Fund's assets. UMB Fund Services, Inc., an affiliate of UMB Bank, n.a., serves as the transfer agent for the Fund (the "Transfer Agent") and as the Fund's administrator and fund accountant.

Distributor. The Adviser is also a registered broker-dealer and member of the National Association of Securities Dealers, Inc. ("NASD") and acts as principal distributor of the Fund's shares (the "Distributor").

YOUR ACCOUNT

Rule 12b-1 Plan. The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). Under the terms of the Plan, Fund shares pay the Adviser a fee of 0.25% of the average daily net assets of Fund shares. The Adviser uses this fee to finance activities that promote the sale of Fund shares. Such activities include, but are not necessarily limited to, shareholder servicing, advertising, printing and mailing prospectuses to persons other than current shareholders, printing and mailing sales literature, and compensating brokers, dealers and sales personnel. Because Rule 12b-1 fees are paid out of the Fund's net assets on an ongoing basis, over time these fees will increase the cost of your investment and could cost you more than paying other types of sales charges.

Minimum Investments

          The minimum investment requirements for the Fund are as follows:

Initial investment:	$5,000
Subsequent investments:	$100
Automatic Investment Plan ("AIP"): (to maintain the plan, you must invest at least $100 per transaction)	$500

          The Fund may change or waive these minimums at any time; you will be given at least 30 days notice of any increase in the minimum dollar amount of purchases.

How to Open an Account

    Read this Prospectus carefully.

    Complete the appropriate parts of the Purchase Application, carefully following the instructions. Please note that your Purchase Application will be returned if any information is missing. If you have questions, please contact your investment professional or call us at 1-800-841-0380.
    Make your initial investment, and any subsequent investments, following the instructions set forth below. Send all items to one of the addresses referenced in "Your Account-How to Contact the Fund."

          On the Purchase Application, you will be asked to certify that your Social Security or Taxpayer Identification Number is correct and that you are not subject to back-up withholding. In order to do this, an original signed Purchase Application must be on file with the Transfer Agent. If you are subject to back-up withholding or you did not certify your Taxpayer Identification Number, the IRS requires the Fund to withhold 28% of any dividends paid and any redemption or exchange proceeds.

Important information about procedures for opening a new account. The Fund is required to comply with various anti-money laundering laws and regulations. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account. Consequently, when you open an account, the Fund is required to obtain certain personal information, including your name, address, social security number, date of birth and other information that will allow the Fund to verify your identity. The Fund may also ask for other identifying documents or information.

If you do not provide this information, the Fund may be unable to open an account for you. In the event the Fund is unable to verify your identity from the information provided, the Fund may, without prior notice to you, close your account and redeem your shares at the net asset value next determined after the account is closed. Any delay in processing your order will affect the purchase price you receive for your shares. The Fund and the Distributor are not liable for fluctuations in value experienced as a result of such delays in processing. If at any time the Fund detects suspicious behavior or if certain account information matches government lists of suspicious persons, the Fund may determine not to open an account, may reject additional purchases, may close an existing account, may file a suspicious activity report or may take other action.

How to Buy Shares

          You may pay for your shares by check or wire. You may also use the AIP or the exchange privilege. The share price you receive will be the Fund's net asset value next computed after the time the Transfer Agent receives your purchase order in proper form. The Transfer Agent must receive your purchase order in proper form by 4:00 p.m., Eastern Time (or by the close of the New York Stock Exchange (the "NYSE")) for your purchase to be effected on that day. See "Valuation of Fund Shares." A confirmation indicating the details of each purchase transaction will be sent to you promptly. The Fund reserves the right to reject any purchase request.

          By Check

    To establish a new account, see "Your Account-How to Open an Account."
    Make out a check for the investment amount, payable to "Trend Trader Funds." All checks must be in U.S. dollars and drawn on U.S. banks. Cash, credit cards, third-party checks, money orders, credit card checks or other checks deemed at the Fund's discretion to be high risk will not be accepted.
    If you wish to make additional purchases, complete the investment slip that is included with your account statement, or, if this is not convenient, reference your name, account number and address on your check.
    Purchase Applications are considered received and accepted when received in proper form by the Transfer Agent.
    Send your Purchase Application and check to one of the addresses referenced in "Your Account-How to Contact the Fund." If your Purchase Application and check are inadvertently sent to the Adviser or the Distributor, whose offices are located in Arizona, it will be forwarded to the Transfer Agent, but the effective date of the purchase will be delayed until the request is received in proper form by the Transfer Agent.

          If your check does not clear, you will be charged a $20 service fee. You will also be responsible for any losses suffered by the Fund as a result. The Fund may redeem shares you own in this or another identically registered Trend Trader Funds account as reimbursement for such losses.

          By Wire

    To establish a new account by wire transfer, please call the Transfer Agent at 1-800-841-0380. The Transfer Agent must assign an account number to you prior to wiring funds.
    Instruct your bank to use the following instructions when wiring funds:

Wire to:	UMB Bank, n.a.
ABA Number 101000695

Credit:	Trend Trader Funds
Account Number __________

Further credit:	Trend Trader Funds
(identify Trend Trader Sedona Fund)
(your Account Number)
(your name or account registration)
(your Social Security or Taxpayer Identification Number)

    The Transfer Agent must receive your wire by 4:00 p.m., Eastern Time (or by the close of the NYSE) for your purchase to be effected on that day.
    The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

          By Automatic Investment Plan ("AIP")

    The AIP allows you to make regular, systematic investments in the Fund from your bank account.
    Complete the appropriate section of the Purchase Application; alternatively, applications to establish the AIP on an existing account are available from the Transfer Agent. Please call 1-800-841-0380 to obtain an AIP Application.
    Under the AIP, you may choose to make additional investments on the 5th, 10th, 15th, 20th or 25th (or the following business day if one of these days falls on a weekend or holiday) in amounts of $100 or more.
    A service fee of $20 will be deducted from your account for any AIP purchase that does not clear due to insufficient funds or if you prevent withdrawal of funds from the designated account, and your purchase will be canceled. You will also be responsible for any losses suffered by the Fund as a result. The Fund may redeem shares you own in this or another identically registered Trend Trader Funds account as reimbursement for such losses. Your AIP will also be terminated in the event two successive mailings to you are returned by the United States Post Office as undeliverable. If this occurs, you must call or write to reinstate your AIP.
    Upon a full redemption, any AIP established on your account will automatically be terminated, unless otherwise instructed in writing.
    You can terminate your AIP at any time by calling the Fund at least five business days before your next scheduled investment date.

          By Exchange

    You may exchange your shares in the Fund for shares in any other Trend Trader Funds account at any time by written or telephone request, unless you have declined this option on your Purchase Application, and provided that you have requested and received a copy of the relevant Trend Trader Funds prospectus.
    The value of the shares to be exchanged and the price of the shares being purchased will be the net asset value next determined after the Transfer Agent receives exchange instructions in proper form. Exchange requests received in proper form by 4:00 p.m., Eastern Time (or by the close of the NYSE) will be effected on that day. Please note that an exchange is not a tax-free transaction. Please consult your tax adviser for more information.
    Send written exchange requests to one of the addresses referenced in "Your Account-How to Contact the Fund."
    Telephone exchange requests may be subject to limitations, including those relating to frequency, that may be established from time to time.
    Accounts opened by exchange will have the same registration and privileges as the existing account.

How to Sell Shares

          You may sell (redeem) all or a portion of your shares at any time. The share price you receive will be the Fund's net asset value next computed after the time the Transfer Agent receives your redemption request in proper form. The Transfer Agent must receive your redemption request in proper form by 4:00 p.m., Eastern Time (or by the close of the NYSE) for your redemption request to be effected on that day. See "Valuation of Fund Shares." The Fund normally will mail or wire your redemption proceeds per your instructions the next business day and, in any event, no later than seven business days after receipt by the Transfer Agent of a redemption request in proper form. Redemptions may be made by written or telephone request as described below. You may also redeem shares using the exchange privilege. A confirmation indicating the details of each redemption transaction will be sent to you promptly.

          By Written Request

    Write a letter of instruction or complete a Redemption Request Form indicating the Fund name, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.
    Include the signatures of all registered account holders and any additional documents that may be required. See "Your Account-Medallion Signature Guarantees" and "Your Account-Special Situations."
    Send your request to one of the addresses referenced in "Your Account-How to Contact the Fund." If your redemption request is inadvertently sent to the Adviser or the Distributor, whose offices are located in Arizona, it will be forwarded to the Transfer Agent, but the effective date of redemption will be delayed until the request is received in proper form by the Transfer Agent.
    Redemption proceeds will be mailed or wired per your request to the name(s) and address in which the account is registered or bank of record as shown on the records of the Transfer Agent, or otherwise according to your letter of instruction if the request is received in proper form. Please note that a $10 fee will be deducted from your proceeds if you redeem by wire and a $15 fee will be deducted from your proceeds for overnight deliveries.

          By Telephone

    Telephone redemption privileges must have been previously established for your account to use this option.
    To place your redemption request, please call the Transfer Agent at 1-800-841-0380. Redemption requests received by 4:00 p.m., Eastern Time (or by the close of the NYSE) will be effected on that day.
    Redemption requests by telephone are limited to a minimum of $500 and a maximum of $50,000 per account per day.
    Proceeds redeemed by telephone will be mailed or wired per your request only to your address or bank of record as shown on the records of the Transfer Agent. Please note that a $10 fee will be deducted from your proceeds if you redeem by wire and a $15 fee will be deducted from your proceeds for overnight deliveries.
    In order to arrange for telephone redemptions after an account has been opened or to change the bank account or address designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. The request must be signed by each shareholder of the account, with a Medallion signature guarantee. Further documentation may be requested from corporations, executors, administrators, trustees and guardians. See "Your Account-Medallion Signature Guarantees" and "Your Account-Special Situations."
    The Fund reserves the right to refuse any request made by telephone and may limit the amount involved or the number of telephone redemptions.
    Once you place a telephone redemption request, it cannot be canceled or modified.
    Neither the Fund nor the Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone. Accordingly, you bear the risk of loss. However, the Transfer Agent will use reasonable procedures to ensure that instructions received by telephone are genuine, including recording telephone transactions and sending written confirmation of such transactions to the investor of record.
    You may experience difficulty in implementing a telephone redemption during periods of drastic economic or market changes. If you are unable to contact the Transfer Agent by telephone, you may also redeem shares by written request, as noted above.

          By Exchange

    You may exchange your shares in the Fund for shares in any other Trend Trader Funds account at any time by written or telephone request, unless you have declined this option on your Purchase Application, and provided that you have requested and received a copy of the relevant Trend Trader Funds prospectus.
    The value of the shares to be exchanged and the price of the shares being purchased will be the net asset value next determined after the Transfer Agent receives exchange instructions in proper form. Exchange requests received in proper form by 4:00 p.m., Eastern Time (or by the close of the NYSE) will be effected on that day. Please note that an exchange is not a tax-free transaction. Please consult your tax adviser for more information.
    Send written exchange requests to one of the addresses referenced in "Your Account-How to Contact the Fund."
    Telephone exchange requests may be subject to limitations, including those relating to frequency, that may be established from time to time.
    Accounts opened by exchange will have the same registration and privileges as the existing account.

Redemptions in Kind

          The Fund reserves the right to pay redemption proceeds to you in whole or in part "in kind," by a distribution of securities from the Fund's portfolio. If the Fund pays your redemption proceeds in kind, you may incur brokerage or other charges in converting the securities to cash.

Medallion Signature Guarantees

          As a protection to both you and the Fund, the Fund requires a Medallion signature guarantee for all authorized owners of an account: (i) if you request that redemption proceeds be mailed or wired to a person other than the registered owner(s) of the shares, (ii) if you request that redemption proceeds be mailed or wired to other than the address or bank account of record or (iii) if you submit a redemption request within 30 days of an address change. Medallion signature guarantees must be obtained from a participant in a Medallion program endorsed by the Securities Transfer Association. Participants are typically commercial banks or trust companies in the United States, brokerage firms that are members of the National Association of Securities Dealers, Inc. or members of the NYSE. Call your financial institution to determine if they are a participant in a Medallion program. A Medallion signature guarantee may not be provided by a notary public.

Special Situations

          Redemption requests from corporate, trust, and institutional accounts, and executors, administrators, and guardians, require documents in addition to those described above, evidencing the authority of the officers, trustees or others. In order to avoid delays in processing redemption requests for these accounts, please call the Transfer Agent at 1-800-841-0380 before making the redemption request to determine what additional documents are required.

Investments Made Through Financial Intermediaries

          If you invest through a financial intermediary (rather than directly with the Fund through the Transfer Agent), the policies and fees may be different than those described. Financial advisers, financial supermarkets and other financial services agents may charge transaction and other fees and may set different minimum investments or limitations on buying and selling shares. Consult your investment professional if you have any questions. Your investment professional is responsible for transmitting your orders in a timely manner.

Closing of Accounts

          Your account may be closed on not less than 60 days notice if, at the time of any redemption of shares in your account, the value of the remaining shares in your account falls below $500. If the value of your account does not reach $500 within the 60 days, your entire account will be redeemed and the proceeds sent to your address of record. In addition, if you attempt to redeem more than the current market value remaining in your account, your account will be redeemed in full and the proceeds sent to your address of record.

How to Contact the Fund
For overnight deliveries, use:	For regular mail deliveries, use:	By telephone:

Trend Trader Funds	Trend Trader Funds	1-800-841-0380
803 West Michigan Street, Suite A	P.O. Box ______
Milwaukee, Wisconsin 53233-2301	Milwaukee, Wisconsin 53201-______

EXCHANGE PRIVILEGE

You may exchange your shares in the Fund for shares in any other Trend Trader Funds account at any time by written request or if you have established telephone privileges, via telephone. The value of the shares to be exchanged and the price of the shares being purchased will be the net asset value next determined after receipt of instructions for exchange in proper form. An exchange from one fund to another is treated the same as an ordinary sale and purchase for federal income tax purposes and you will realize a capital gain or loss. This is not a tax-free exchange. Written exchange requests should be directed to: Trend Trader Funds, P.O. Box _____, Milwaukee, Wisconsin, 53201-______. For written exchange requests sent via overnight delivery, please use 803 West Michigan Street, Suite A, Milwaukee, Wisconsin, 53233-2301. Exchange requests may be subject to limitations, including those relating to frequency, that may be established from time to time to ensure that the exchanges do not disadvantage the Fund or its shareholders. The Trust reserves the right to modify or terminate the exchange privilege upon 60 days' written notice to each shareholder prior to the modification or termination taking effect.

Frequent Trading. The Fund or the Adviser may determine from the amount, frequency and the pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and its other shareholders. If this occurs the Fund may terminate a shareholder's purchase and/or exchange privileges.

VALUATION OF FUND SHARES

The price of Fund shares is based on the Fund's net asset value ("NAV"), which is calculated using the market price method of valuation. The NAV is determined as of the close of trading (generally 4:00 p.m. Eastern Time) on each day the NYSE is open for business. The Fund does not determine NAV on days the NYSE is closed. The NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The price at which a purchase order or redemption request is effected is based on the next calculation of NAV after the order is placed or the request is received in proper form. A share's NAV is the current value of the class' assets, minus any liabilities, divided by the number of shares outstanding in the class.

Any securities or other assets for which market valuations are not readily available are valued at fair value as determined in good faith and in accordance with procedures approved by the Fund's Board of Trustees.

DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX TREATMENT

For federal income tax purposes, distributions from the Fund's investment company taxable income (which includes dividends, interest, net short-term capital gains and net gains from foreign currency transactions), if any, generally are taxable to you as ordinary income whether reinvested in additional Fund shares or received in cash, except to the extent any of the dividends are "qualified dividend income" eligible for the reduced rate of tax on net long-term capital gains. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, "qualified dividend income" received by noncorporate shareholders generally will be taxed at the same rate as net long-term capital gains. Currently, this maximum rate is set at 15%.

Distributions of dividend income that are not of "qualified dividend income" under the Internal Revenue Code, interest income, other types of ordinary income and net short-term capital gains generally are taxable to you as ordinary income. Distributions of net capital gains (the excess of net long-term capital gains over short-term capital losses) are taxable as long-term capital gains whether reinvested in additional Fund shares or received in cash and regardless of the length of time you have owned your shares. You will be informed annually as to the amount and nature of all dividends and capital gains paid during the prior year. Such dividends and capital gains may also be subject to state or local taxes. If you buy shares of the Fund when it has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution. If you are not required to pay taxes on your income, you are generally not required to pay federal income taxes on the amounts distributed to you.

Dividends and capital gains, if any, are usually distributed in November or December . Please note that the objective of the Fund is aggressive growth, not the production of income. You should measure the success of your investment by the value of your investment at any given time and not necessarily by the distributions you receive. Because of its investment objective, the Fund expects that its distributions will consist primarily of short-term capital gains.

All dividends and capital gains distributions will automatically be reinvested in additional Fund shares at the then prevailing NAV unless you specifically request that dividends or capital gains or both be paid in cash. If you elect to receive dividends or capital gains distributions in cash and the post office cannot deliver the check, or if the check remains uncashed for six months, the Fund reserves the right to reinvest the check in your account at the Fund's then current NAV and to reinvest all subsequent distributions in shares of the Fund until the Fund receives an updated address from you. The election to receive dividends in cash or reinvest them in shares may be changed by writing to: Trend Trader Funds, Inc., P.O. Box _____, Milwaukee, Wisconsin 53201-______. For overnight deliveries, please use 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233-2301. Such notice must be received at least ten days prior to the record date of any dividend or capital gains distribution.

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you. There may be other federal, state, local or foreign tax considerations applicable to you. You are urged to consult your own tax advisor.

Please see the SAI for more information about taxes.

SHAREHOLDER REPORTS

Financial reports of the Fund will be sent to you at least semi-annually. Annual reports will include audited financial statements. In addition, an account statement will be sent to you by the Transfer Agent at least quarterly.

PRIVACY POLICY

It is the policy of the Fund to respect the privacy of all shareholders and to protect the security and confidentiality of nonpublic personal information relating to those shareholders.

Personal Information Collected

The information collected by the Fund may come from the following sources:

    Information received from you, such as your name, address, telephone number, social security number, occupation, and income;
    Information relating to your transactions, including account balances, positions and activity;
    Information which may be received from consumer reporting agencies, such as credit bureau reports and other information relating to your creditworthiness; and
    Information which may be received from other sources with your consent.

Sharing of Nonpublic Personal Information

The Fund does not disclose nonpublic personal information relating to current or former shareholders, or to any third parties, except as required or permitted by law and in order to facilitate the clearing of shareholder transactions in the ordinary course of business.

Security

The Fund strives to ensure that its systems and those of its service providers are secure and that they meet industry standards. We protect personal information that is provided by maintaining physical, electronic and procedural safeguards. We employ firewalls, user authentication systems (i.e. passwords and personal identification numbers) and access control mechanisms to control access to systems and data. Third parties who may have access to such personal information must also agree to follow appropriate standards of security and confidentiality.

The Adviser has educated its staff with regard to this privacy policy and as a general policy, the Adviser will not discuss or disclose information regarding an account except with authorized personnel or as required by law pursuant to regulatory request and/or authority.

Changes to the Fund's Privacy Policy

The Fund reserves the right to make changes to this policy.

ADDITIONAL INFORMATION

INVESTMENT ADVISER	DIVIDEND-DISBURSING AND
TRANSFER AGENT
Trend Trader, LLC
8700 E. Northsight Blvd.	UMB Fund Services, Inc.
Suite 150	P.O. Box 2160
Scottsdale, Arizona 85260	Milwaukee, Wisconsin 53201-2160

DISTRIBUTOR	For regular mail deliveries, use:
Trend Trader Funds
Trend Trader, LLC	P.O. Box ____
8700 E. Northsight Blvd.	Milwaukee, Wisconsin 53201-____
Suite 150
Scottsdale, Arizona 85260	INDEPENDENT ACCOUNTANTS

CUSTODIAN

UMB Bank, n.a.	LEGAL COUNSEL
928 Grand Boulevard
10th Floor	Godfrey & Kahn, S.C.
Kansas City, Missouri 64106	780 North Water Street
Milwaukee, Wisconsin 53202
ADMINISTRATOR AND FUND
ACCOUNTANT

UMB Fund Services, Inc.
803 West Michigan Street
Suite A
Milwaukee, Wisconsin 53233-2301

Additional information regarding the Trust and the Fund is included in the Statement of Additional Information ("SAI") which has been filed with the Securities and Exchange Commission ("SEC"). The SAI is incorporated in this Prospectus by reference and therefore is legally part of this Prospectus. Further information about the Fund's investments will also be available in the Fund's annual and semi-annual reports to shareholders. The Fund's annual report will provide a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. You may receive the SAI, annual reports and semi-annual reports free of charge, request other information about the Fund and make shareholder inquiries by contacting the Fund at the address listed below or by calling, toll-free, 1-800-841-0380.

Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Please call the SEC at 1-202-942-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Fund are also available on the EDGAR database on the SEC's Internet site located at http://www.sec.gov. Alternatively, copies of this information may be obtained, upon payment of a duplicating fee, by electronic request to the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Trend Trader Funds
803 West Michigan Street, Suite A
Milwaukee, Wisconsin 53233-2301

The Company's 1940 Act File Number is 811-________

Subject to Completion, Dated February 11, 2004

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission becomes effective.

STATEMENT OF ADDITIONAL INFORMATION

TREND TRADER FUNDS
Trend Trader Growth and Income Fund
Trend Trader Sedona Fund

803 West Michigan Street, Suite A
Milwaukee, Wisconsin 53233-2301

1-800-841-0380

          This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectuses of Trend Trader Funds (the "Trust") dated April __, 2004. The Trend Trader Growth and Income Fund and the Trend Trader Sedona Fund are series of the Trust. The Prospectuses are available without charge upon request to the above address or toll-free telephone number.

This Statement of Additional Information is dated April __, 2004.

Organization of the Trust and the Funds	1

Investment Policies: Fundamental and Non-Fundamental	1

Investment Strategies and Risks	3

Trustees and Officers	14

Code of Ethics	16

Proxy Voting Policies	16

Principal Shareholders	17

Investment Adviser	17

Fund Transactions and Brokerage	18

Distributor	19

Distribution and Shareholder Servicing of Fund Shares	19

Custodian	21

Transfer Agent and Dividend Disbursing Agent	21

Administrator and Fund Accountant	21

Shareholder Meetings	22

Purchase and Pricing of Shares	22

Anti-Money Laundering Program	23

Taxation of the Funds	23

Performance Information	24

Independent Auditors	26

Financial Statements	26

You should rely only on the information contained in this SAI and the Prospectuses dated April__, 2004. The Trust has not authorized others to provide additional information. This SAI is not an offer to sell securities in any state or jurisdiction where the offering cannot legally be made.

ORGANIZATION OF THE TRUST AND THE FUNDS

          The Trust is an open-end management investment company, commonly referred to as a mutual fund. The Trust was organized as a Delaware statutory trust on January 28, 2004.

          The Trust may authorize the division of shares into separate and distinct series and the division of any series into classes of shares. Each series represents interests in a separate portfolio of investments. As of the date of this SAI, there are two series of shares outstanding: the Trend Trader Growth and Income Fund and the Trend Trader Sedona Fund (each a "Fund" and collectively, the "Funds"). The shares of the Trend Trader Growth and Income Fund (the "Growth and Income Fund") are divided into two classes of shares (Institutional Class and Investor Class). The Trend Trader Sedona Fund (the "Sedona Fund") currently consists of a single class of shares (Investor Class).

          The Trust is authorized to issue an unlimited number of shares at a par value of $0.001. Shares of each series have equal voting rights and liquidation rights, and are voted in the aggregate and not by the series except in matters where a separate vote is required by the Investment Company Act of 1940, as amended (the "1940 Act") or when the matter affects only the interest of a particular Fund. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. An annual meeting of shareholders will not be held unless the 1940 Act requires the election of trustees to be acted upon. The trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(d) of the 1940 Act in order to facilitate communications among shareholders.

          Each share of a series of the Trust represents an equal beneficial interest in the net assets of such series and is entitled to receive a proportionate share of all distributions made with respect to such series, based upon the number of full and fractional shares of the series held. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the trustees may from time to time divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund without thereby changing the proportionate beneficial interests in the Trust. In case of any liquidation of a Fund, the trustees shall distribute the remaining proceeds or assets (as the case may be) of each series (or class) ratably among the holders of shares of the affected series, based upon the ratio that each shareholder's shares bears to the number of shares of such series (or class) then outstanding. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the trustees in such manner as the trustees in their sole discretion deem fair and equitable. No shareholder is liable to further calls or to assessment by the Trust other than such as the shareholder may at any time personally agree to pay by way of subscription for any shares or otherwise.

          The Funds are "diversified" within the meaning of the 1940 Act.

INVESTMENT POLICIES: FUNDAMENTAL AND NON-FUNDAMENTAL

          The following is a complete list of each Fund's fundamental investment limitations which, along with the Fund's investment objective, cannot be changed without shareholder approval, which requires the approval of a majority of the Fund's outstanding voting securities. As used in this SAI, a "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% or more of the Fund's voting shares represented at a meeting at which more than 50% of the outstanding shares are present, or (ii) more than 50% of the Fund's outstanding voting shares.

          Each Fund:

1.

May not with respect to 75% of its total assets, purchase the securities of any issuer (except securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

2.

May not make loans if, as a result, more than 33 1/3% of the Fund's total assets would be loaned to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) lend its securities; and (iv) loan money to other Funds within the Trust in accordance with the terms of any applicable rule or regulation or exemptive order pursuant to the 1940 Act.

3.	May not act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

4.

May not issue securities senior to the Fund's presently authorized shares of beneficial interest, except that this restriction shall not be deemed to prohibit the Fund from (i) making any permitted borrowings, loans, mortgages, or pledges; (ii) entering into options, futures contracts, forward contracts, repurchase transactions or reverse repurchase transactions; or (iii) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder, or SEC staff interpretation thereof.

5.

May not borrow money in an amount exceeding 33 1/3% of the value of the Fund's total assets, provided that the Fund may borrow money from other Funds within the Trust to the extent permitted by applicable law.

6.

May not purchase the securities of any issuer if, as a result, more than 25% of the Fund's total assets would be invested in the securities of issuers, the principal business activities of which are in the same industry.

7.

May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

          With the exception of the investment restrictions set forth in items 2 and 5 above, if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction.

          Each Fund's investment objective is also a fundamental investment policy that cannot be changed without the approval of a majority of the relevant Fund's outstanding voting shares. The investment objective of the Growth and Income Fund is to seek capital appreciation. The investment objective of the Sedona Fund is to seek aggressive growth.

          The following are the non-fundamental operating policies applicable to each Fund that may be changed by the Board of Trustees of the Trust (the "Board of Trustees") without shareholder approval.

          A Fund may not:

1.

Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or unless it covers such short sale as required by the current rules and positions of the Securities and Exchange Commission or its staff, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

2.

Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.

3.

Invest in illiquid securities if, as a result of such investment, more than 15% of its net assets would be invested in illiquid securities, or such other amounts as may be permitted under the 1940 Act.

4.	Purchase securities of other investment companies except in compliance with the 1940 Act.

Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction.

INVESTMENT STRATEGIES AND RISKS

          The following information supplements the discussion of the Funds' investment objectives, policies, and techniques that are described in the Prospectuses.

Cash Equivalents

          The Growth and Income Fund may invest up to 20% of its total assets in cash and cash equivalents for any purpose and up to 80% of its total assets may be invested in such instruments in limited circumstances to retain the flexibility to respond promptly to changes in market, economic or political conditions or in the case of unusually large cash inflows or redemptions. The Sedona Fund will invest up to 5% of its total assets in cash and cash equivalents under normal market conditions and up to 100% of its total assets may be invested in such instruments in limited circumstances to retain the flexibility to respond promptly to changes in market, economic or political conditions or in the case of unusually large cash inflows or redemptions.

          Cash equivalents are defined to include, without limitation, the following:

1.

U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government agency securities include securities issued by: (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities and consequently the value of such securities may fluctuate.

2.

Certificates of Deposit issued against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to a Fund's restriction on investments in illiquid securities. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current Federal Deposit Insurance Corporation regulations, the maximum insurance payable as to any one certificate of deposit is $100,000; therefore, certificates of deposit purchased by a Fund may not be fully insured.

3.

Bankers' acceptances which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

4.

Repurchase agreements which involve purchases of debt securities. In such a transaction, at the time a Fund purchases the security, it simultaneously agrees to resell and redeliver the security to the seller, who also simultaneously agrees to buy back the security at a fixed price and time. This assures a predetermined yield for a Fund during its holding period since the resale price is always greater than the purchase price and reflects an agreed-upon market rate. Such actions afford an opportunity for a Fund to invest temporarily available cash. Each Fund may enter into repurchase agreements only with respect to obligations of the U.S. government, its agencies or instrumentalities, certificates of deposit, or bankers acceptances in which the Fund may invest. Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to a Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date. In the event of default, the repurchase agreement provides that the Fund is entitled to sell the underlying collateral. However, if the value of the collateral declines after the agreement is entered into, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, a Fund could incur a loss of both principal and interest. The Funds' adviser, Trend Trader, LLC (the "Adviser") monitors the value of the collateral at the time the transaction is entered into and at all times during the term of the repurchase agreement. The Adviser does so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to a Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of a Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

5.

Bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

6.

For the Growth and Income Fund only, commercial paper. Commercial paper consists of short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for the notes. However, they are redeemable by the Fund at any time. The Adviser will consider the financial condition of the corporation (e.g., earning power, cash flow and liquidity ratios) and will continuously monitor the corporation's ability to meet all of its financial obligations, because the Fund's liquidity might be impaired if the corporation were unable to pay principal and interest on demand. Investments in commercial paper will be limited to commercial paper rated in the two highest categories by a major rating agency or unrated commercial paper which is, in the opinion of the Adviser, of comparable quality.

Depositary Receipts

          Each Fund may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs") or other securities convertible into securities or issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while EDRs, in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. For purposes of a Fund's investment policies, ADRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR or EDR representing ownership of common stock will be treated as common stock.

          ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositaries agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

Derivatives

          In General. The Growth and Income Fund may invest up to 40% of its total assets in derivative instruments. The Fund may use derivative instruments for any lawful purpose consistent with its investment objective such as hedging or managing risk, but not for speculation. Derivative instruments are commonly defined to include securities or contracts whose value depend on (or "derive" from) the value of one or more other assets, such as securities, currencies or commodities. These "other assets" are commonly referred to as "underlying assets."

          Hedging. The Fund may use derivative instruments to protect against possible adverse changes in the market value of securities held in, or anticipated to be held in, its portfolio. Derivatives may also be used by the Fund to "lock-in" realized but unrecognized gains in the value of portfolio securities. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

          Managing Risk. The Fund may also use derivative instruments to manage the risks of its assets. Risk management strategies include, but are not limited to, facilitating the sale of portfolio securities, managing the effective maturity or duration of debt obligations held, establishing a position in the derivatives markets as a substitute for buying or selling certain securities or creating or altering exposure to certain asset classes, such as equity, debt and foreign securities. The use of derivative instruments may provide a less expensive, more expedient or more specifically focused way for the Fund to invest than "traditional" securities (i.e., stocks or bonds) would.

          Exchange or OTC Derivatives. Derivative instruments may be exchange-traded or traded in over-the-counter ("OTC") transactions between private parties. Exchange-traded derivatives are standardized options and futures contracts traded in an auction on the floor of a regulated exchange. Exchange contracts are generally liquid. The exchange clearinghouse is the counterparty of every contract. Thus, each holder of an exchange contract bears the credit risk of the clearinghouse (and has the benefit of its financial strength) rather than that of a particular counterparty. OTC transactions are subject to additional risks, such as the credit risk of the counterparty to the instrument, and are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

          Risks and Special Considerations. The use of derivative instruments involves risks and special considerations as described below. Risks pertaining to particular derivative instruments are described in the sections that follow.

          (1) Market Risk. The primary risk of derivatives is the same as the risk of the underlying assets; namely, that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose the Fund to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the Adviser's ability to anticipate movements of the securities and currencies markets, which requires different skills than anticipating changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. A decision to engage in a derivative transaction will reflect the Adviser's judgment that the derivative transaction will provide value to the Fund and its shareholders and is consistent with the Fund's objectives, investment limitations and operating policies. In making such a judgment, the Adviser will analyze the benefits and risks of the derivative transaction and weigh them in the context of the Fund's entire portfolio and investment objective.

          (2) Credit Risk. The Fund will be subject to the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses to the Fund. The Fund will enter into transactions in derivative instruments only with counterparties that the Adviser reasonably believes are capable of performing under the contract.

          (3) Correlation Risk. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) can result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. Correlation risk is the risk that there might be imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and price movements in the investments being hedged.

          (4) Liquidity Risk. Derivatives are also subject to liquidity risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. The Fund might be required by applicable regulatory requirements to maintain assets as "cover," maintain segregated accounts and/or make margin payments when it takes positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired, matured or is closed out. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Therefore, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

          (5) Legal Risk. Legal risk is the risk of loss caused by the legal unenforceability of a party's obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

          (6) Systemic or "Interconnection" Risk. Interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

          General Limitations. The use of derivative instruments is subject to applicable regulations of the Securities and Exchange Commission (the "SEC"), the several options and futures exchanges upon which they may be traded, the Commodity Futures Trading Commission ("CFTC") and various state regulatory authorities.

          The Fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets.

          The SEC has identified certain trading practices involving derivative instruments that involve the potential for leveraging the Fund's assets in a manner that raises issues under the 1940 Act. In order to limit the potential for the leveraging of the Fund's assets, the SEC has stated that the Fund may use coverage or the segregation of its assets. Assets used as cover or held in a segregated account cannot be sold while the derivative position is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

          In some cases, the Fund may be required to maintain or limit exposure to a specified percentage of its assets to a particular asset class. In such cases, when the Fund uses a derivative instrument to increase or decrease exposure to an asset class and is required by applicable SEC guidelines to set aside liquid assets in a segregated account to secure its obligations under the derivative instruments, the Adviser may, where reasonable in light of the circumstances, measure compliance with the applicable percentage by reference to the nature of the economic exposure created through the use of the derivative instrument and by reference to the nature of the exposure arising from the assets set aside in the segregated account.

          Options. The Fund may use options for any lawful purpose consistent with its investment objective such as hedging or managing risk but not for speculation. An option is a contract in which the "holder" (the buyer) pays a certain amount (the "premium") to the "writer" (the seller) to obtain the right, but not the obligation, to buy from the writer (in a "call") or sell to the writer (in a "put") a specific asset at an agreed upon price (the "strike price" or "exercise price") at or before a certain time (the "expiration date"). The holder pays the premium at inception and has no further financial obligation. The holder of an option will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option will receive fees or premiums but is exposed to losses due to changes in the value of the underlying asset. The Fund may purchase (buy) or write (sell) put and call options on assets, such as securities, currencies and indices of debt and equity securities ("underlying assets") and enter into closing transactions with respect to such options to terminate an existing position. Options used by the Fund may include European, American and Bermuda style options. If an option is exercisable only at maturity, it is a "European" option; if it is also exercisable prior to maturity, it is an "American" option; if it is exercisable only at certain times, it is a "Bermuda" option.

          The Fund may purchase (buy) and write (sell) put and call options and enter into closing transactions with respect to such options to terminate an existing position. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable the Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by the Fund would be considered illiquid to the extent described under "Illiquid Securities." Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security at more than its market value.

          The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions.

          The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

          The Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and the other party to the transaction ("counterparty") (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

          The Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except the index options may serve as a hedge against overall fluctuations in the securities market in general.

          Futures Contracts. The Fund may use futures contracts for any lawful purpose consistent with its investment objective such as hedging and managing risk but not for speculation. The Fund may enter into futures contracts, including interest rate, index and currency futures, and purchase put and call options, and write covered put and call options, on such futures. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. The Fund's hedging may include purchases of futures as an offset against the effect of expected increases in currency exchange rates and securities prices and sales of futures as an offset against the effect of expected declines in currency exchange rates and securities prices. The Fund may also write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. The Fund will engage in this strategy only when the Adviser believes it is more advantageous than purchasing the futures contract.

          To the extent required by regulatory authorities, the Fund may enter into futures contracts that are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading are regulated by the CFTC. Although techniques other than sales and purchases of futures contracts could be used to reduce the Fund's exposure to market, currency or interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.

          An interest rate futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., a debt security) or currency for a specified price at a designated date, time and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transaction costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument or the currency or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, the Fund realizes a loss; if it is more, the Fund realizes a gain. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

          No price is paid by the Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin," consisting of cash or other liquid assets, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

          Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures broker. When the Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when the Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The Fund intends to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

          Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

          If the Fund were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. Under these circumstances, the Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain certain liquid securities in a segregated account.

          Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase the price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

Foreign Currency Hedging Transactions

          The Growth and Income Fund may enter into forward foreign currency exchange contracts ("forward contracts") and foreign currency futures contracts and options thereon. Forward contracts provide for the purchase, sale or exchange of an amount of a specified foreign currency at a future date. The Fund will enter into forward contracts for hedging purposes only; that is, only to protect against the effects of fluctuating rates of currency exchange and exchange control regulations between trade and settlement dates, dividend declaration and distribution dates and purchase and sale dates. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts and options thereon traded in the U.S. are traded on regulated exchanges. The Fund will enter into foreign currency futures and options transactions for hedging and other permissible risk management purposes only and may segregate assets to cover its futures contracts obligations.

          At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing purchase transactions with respect to futures contracts are effected on an exchange. The Growth and Income Fund will only enter into such a forward or futures contract if it is expected that there will be a liquid market in which to close out such contract. There can, however, be no assurance that such a liquid market will exist in which to close a forward or futures contract, in which case the Fund may suffer a loss.

          The Fund may attempt to accomplish objectives similar to those described above with respect to forward and futures contracts for currency by means of purchasing put or call options on foreign currencies on exchanges. A put option gives the Fund the right to sell a currency at the exercise price until the expiration of the option. A call option gives the Fund the right to purchase a currency at the exercise price until the expiration of the option. The Fund will not enter into foreign currency forwards, futures or related options on futures contracts if, along with the Fund's investments in other options, more than 30% of its net assets would be committed to such instruments.

          The use of derivatives strategies, such as purchasing and selling (writing) options and futures and entering into forward currency contracts, if applicable, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from the disposition of foreign currencies, if any (except certain gains therefrom that may be excluded by future regulations), and income from transactions in options, futures, and forward currency contracts, if applicable, derived by the Fund with respect to its business of investing in securities or foreign currencies, if applicable, will qualify as permissible income.

          For federal income tax purposes, the Fund is required to recognize as income for each taxable year its net unrealized gains and losses on options, futures, or forward currency contracts, if any, that are subject to section 1256 of the IRC ("Section 1256 Contracts") and are held by the Fund as of the end of the year, as well as gains and losses on Section 1256 Contracts actually realized during the year. Except for forward foreign currency exchange contracts that are subject to Section 1256 and Section 1256 Contracts that are part of a "mixed straddle" and with respect to which the Fund makes a certain election, any gain or loss recognized with respect to Section 1256 Contracts is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the Section 1256 Contract.

Foreign Securities

          The Growth and Income Fund may invest up to 25% of its total assets in foreign securities. Investments in securities of foreign issuers involve risks which are in addition to the usual risks inherent in domestic investments. In many countries, there is less publicly available information about issuers than is available in the reports and ratings published about companies in the U.S. Additionally, foreign companies are not subject to uniform accounting, auditing and financial reporting standards. Other risks inherent in foreign investments include expropriation; confiscatory taxation; withholding taxes on dividends and interest; less extensive regulation of foreign brokers, securities markets and issuers; costs incurred in conversions between currencies; the illiquidity and volatility of foreign securities markets; the possibility of delays in settlement in foreign securities markets; limitations on the use or transfer of assets (including suspension of the ability to transfer currency from a given country); the difficulty of enforcing obligations in other countries; diplomatic developments; and political or social instability. Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, and many foreign securities are less liquid and their prices are more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects. Certain costs attributable to foreign investing, such as custody charges and brokerage costs, are higher than those attributable to domestic investing.

Illiquid Securities

          Each Fund may invest in illiquid securities (i.e., securities that are not readily marketable). For purposes of this restriction, illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities which may only be resold pursuant to Rule 144A under the Securities Act of 1933, as amended (the "Securities Act"), and repurchase agreements with maturities in excess of seven days. However, a Fund will not acquire illiquid securities if, as a result, such securities would comprise more than 15% of the value of the Fund's net assets. Each Fund does not currently intend to invest more than 5% of its net assets in illiquid securities. Rule 144A securities will be treated as illiquid securities, subject to the liquidity guidelines. The Board of Trustees or its delegate has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 15% limitation. The Board of Trustees has delegated to the Adviser the day-to-day determination of the liquidity of any security, although it has retained oversight and ultimate responsibility for such determinations. Although no definitive liquidity criteria are used, the Board of Trustees has directed the Adviser to look to such factors as (i) the frequency of trades and the availability of quotes for the security, (ii) the number of dealers willing to purchase or sell the security and the number of potential purchasers, (iii) the willingness of dealers to undertake to make a market in the security, (iv) the nature of the marketplace for the trading of the security, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer and (v) the likelihood that the marketability of the security will be maintained throughout the anticipated period of time that the security will be held by the Fund.

          Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell a security and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the Board of Trustees or its delegate. If, through the appreciation of restricted securities or the depreciation of unrestricted securities, a Fund should be in a position where more than 5% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the Fund will take such steps as is deemed advisable, if any, to protect liquidity.

Lending of Portfolio Securities

          Each Fund is authorized to lend up to 33 1/3% of its total assets to broker-dealers or institutional investors, but only when the borrower maintains with the Fund's custodian bank collateral either in cash or money market instruments in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. However, the Funds do not presently intend to engage in such lending. In determining whether to lend securities to a particular broker-dealer or institutional investor, the Adviser will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. A Fund will retain authority to terminate any loans at any time. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. A Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest or other distributions on the securities loaned. A Fund will retain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights and rights to dividends, interest or other distributions, when retaining such rights is considered to be in the Fund's interest.

Natural Resources

          Under normal circumstances, up to 20% of the Growth and Income Fund's total assets will be invested in the securities of companies that are in the natural resources group of industries, such as coal, oil and gas, energy, utilities and commodities. The Fund's concentration in natural resources companies subjects it to certain risks. The value of common stock, preferred stock and securities convertible into common stock of companies in which the Fund invests will fluctuate pursuant to market conditions, generally, as well as the market for the particular natural resource in which the issuer is involved. Furthermore, the value of natural resources are affected by numerous factors including events occurring in nature and international politics. For instance, events in nature (such as earthquakes or fires in prime natural resources areas) can affect the overall supply of a natural resource and thereby the value of companies involved in such natural resource. In addition, inflationary pressures and rising interest rates may affect the demand for certain natural resources such as timber. Accordingly, the Fund may shift its emphasis from one natural resources industry to another depending on prevailing trends or developments.

Non-Investment Grade Debt Securities ("Junk Bonds")

          The Growth and Income Fund may invest up to 8% of its total assets in non-investment grade debt securities, commonly referred to as junk bonds. Junk bonds, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

          Effect of Interest Rates and Economic Changes. The junk bond market is relatively new and its growth has paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such an economic downturn could severely disrupt the market for and adversely affect the value of such securities.

          All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of junk bond securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Junk bond securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of junk bond securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a junk bond security defaulted, the Growth and Income Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Fund's net asset value.

          As previously stated, the value of a junk bond security will generally decrease in a rising interest rate market and, accordingly, so will the Growth and Income Fund's net asset value. If the Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of junk bond securities, the Fund may be forced to liquidate these securities at a substantial discount. Any such liquidation would reduce the Fund's asset base over which expenses could be allocated and could result in a reduced rate of return for the Fund.

          Payment Expectations. Junk bond securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to redeem the securities at its discretion. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, the Growth and Income Fund may have to replace the securities with a lower yielding security, which could result in a lower return for the Fund.

          Credit Ratings. Credit ratings issued by credit-rating agencies evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of junk bond securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in junk bond securities will be more dependent on the Adviser's credit analysis than would be the case with investments in investment-grade debt securities. The Adviser continually monitors the Fund's investments and carefully evaluates whether to dispose of or to retain junk bond securities whose credit ratings or credit quality may have changed.

          Liquidity and Valuation. The Growth and Income Fund may have difficulty disposing of certain junk bond securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all junk bond securities, there is no established retail secondary market for many of these securities. The Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund. Market quotations are generally available on many junk bond issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of junk bond securities, especially in a thinly traded market.

Portfolio Turnover

          The Trust anticipates that each Fund will have very high portfolio turnover due to the active management of the portfolios. A Fund's portfolio turnover rate indicates changes in the Fund's securities holdings. The Growth and Income Fund will engage in a "core" position strategy that uses market timing. The Growth and Income Fund anticipates an average yearly portfolio turnover of 400%. The Sedona Fund will engage in frequent trading as a principal investment strategy. There is no limit on the Sedona Fund's portfolio turnover rate. Accordingly, the Sedona Fund is expected to experience an extremely high portfolio turnover rate.

          High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to Fund shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance.

Real Estate Investment Trust Securities ("REITs")

          The Growth and Income Fund may invest without limitation in the equity securities of REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income primarily from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. A Fund which invests in REITs will indirectly bear its proportionate share of the expenses incurred by the REITs in addition to the expenses incurred directly by the Fund. Investments in REITs may subject the Fund to risks similar to those associated with direct ownership of real estate (in addition to securities markets risks). REITs are sensitive to factors such as changes in real estate value and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

Repurchase Agreements

          Each Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, a Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement, thereby, determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. The Adviser will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities. Although no definitive creditworthiness criteria are used, the Adviser reviews the creditworthiness of the banks and non-bank dealers with which a Fund enters into repurchase agreements to evaluate those risks. A Fund may, under certain circumstances, deem repurchase agreements collateralized by U.S. government securities to be investments in U.S. government securities.

Short Sales Against the Box

          When the Adviser believes that the price of a particular security held by the Growth and Income Fund may decline, it may make "short sales against the box" to hedge the unrealized gain on such security. Selling short against the box involves selling a security which the Fund owns for delivery at a specified date in the future. The Fund will limit its transactions in short sales against the box to 5% of its net assets.

Warrants

          Each Fund may invest in warrants. Warrants are options to purchase equity securities at a specific price for a specific period of time. They do not represent ownership of the securities but only the right to buy them. Investing in warrants is purely speculative in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. In addition, the value of a warrant does not necessarily change with the value of the underlying security, and a warrant ceases to have value if it is not exercised prior to its expiration date.

TRUSTEES AND OFFICERS

          Under the laws of the State of Delaware, the Board of Trustees is responsible for managing the Trust's business and affairs.

          The trustees and officers of the Trust, together with information as to their principal business occupations during the last five years and other information, are shown below.

Independent Trustees
Name, Address and Age	Position(s) Held with Fund	Term of Office	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Trustee	Other Directorships Held by Trustee

[information identifying Independent Trustees to be provided]

Interested Trustees and Officers
Name, Address and Age	Position(s) Held with Fund	Term of Office	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Trustee	Other Directorships Held by Trustee

Mark A. Seleznov* 8700 E. Northsight Blvd. Scottsdale, Arizona 85260 Age: 56	Trustee, Chief Executive Officer and President since April 2004	Indefinite	Mr. Seleznov has been the Managing Partner of Trend Trader, LLC since 1997.	2

Alex B. Seleznov* 8700 E. Northsight Blvd. Scottsdale, Arizona 85260 Age: 27	Treasurer since April 2004	Indefinite	Mr. Seleznov has been the Director of Money Management Operations and Chief Financial Officer of Trend Trader, LLC since 1999. From 1998 to 1999, Mr. Seleznov was a CPA at Semple & Cooper, LLP, a certified public accounting firm.	2	N/A

Wendy Seleznov* 8700 E. Northsight Blvd. Scottsdale, Arizona 85260 Age: 55	Secretary since April 2004	Indefinite	Ms. Seleznov has been a Partner of Trend Trader, LLC since 1997.		N/A

*

Mark A. Seleznov, Alex B. Seleznov, and Wendy Seleznov are deemed to be "interested persons" of a Fund, as defined in the 1940 Act, because they are control persons and officers of the Adviser. Mark Seleznov and Wendy Seleznov are husband and wife; Alex Seleznov is their son.

          The Board of Trustees has one standing committee, an Audit Committee. Pursuant to its charter, the Audit Committee oversees the Funds' accounting and financial policies; oversees the quality, objectivity and integrity of the Funds' financial statements and the independent audit thereof; and is responsible for the appointment, compensation and oversight of the Funds' independent auditor. The Audit Committee will meet as necessary, but no less frequently than at least once annually. All of the Trust's independent trustees comprise the Audit Committee.

          The following table sets forth the dollar range of Fund shares beneficially owned by each trustee as of __________, stated using the following ranges: none, $1-$10,000, $10,000-$50,000, $50,000-$100,000, or over $100,000.

Dollar Range of Equity Securities Beneficially Owned(1)
Name of Trustee	Growth and Income Fund	Sedona Fund
Mark A. Seleznov(2)	None	None
[Independent Trustee #1]	None	None
[Independent Trustee #2]	None	None

(1)	The Fund did not commence operations until the date of this SAI.
(2)	This trustee is deemed an "interested person" as defined in the 1940 Act.

          Trustees and officers of the Trust who are also officers, directors or employees of the Adviser do not receive any remuneration from the Trust for serving as trustees or officers. Accordingly, Mr. Mark A. Seleznov, Mr. Alex B. Seleznov and Ms. Wendy Seleznov do not receive any remuneration from the Trust for their services as trustees and/or officers. The following table provides information relating to estimated compensation to be paid to ________[add names of independent trustees] for their services as trustees of the Trust for the period from _______, 2004 (the date of the first Board of Trustees' meeting) to ________, 2004.

Name	Aggregate Compensation from the Fund(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Paid to Trustees
[To be provided]

(1)

Each trustee who is not deemed an "interested person" of the Fund, as defined in the 1940 Act, receives $500 for each Board of Trustees meeting attended by such person and reimbursement of reasonable expenses incurred in connection therewith. Trustee compensation may be paid in cash and/or Fund shares at the election of the trustee. The Board of Trustees expects to hold four meetings during the period indicated above.

          The officers and trustees of the Funds, as a group, owned less than 1% of each Fund's outstanding shares as of April __, 2004.

CODE OF ETHICS

          The Funds and the Adviser have adopted a Code of Ethics effective as of April __, 2004 (the "Code of Ethics") under Rule 17j-1 of the 1940 Act. The Code of Ethics governs all access persons of the Funds and the Adviser and includes a statement on insider trading. The term "access persons" includes a director, officer or advisory person of a Fund or the Adviser. An advisory person includes any employee of the Adviser, and any natural person in a control relationship with a Fund or the Adviser who obtains information concerning recommendations made to a Fund regarding the purchase or sale of a security. The Code of Ethics is based upon the principle that access persons of a Fund and the Adviser have a fiduciary duty to place the interests of the Fund's shareholders above their own.

          The Code of Ethics permits access persons to invest in securities, subject to certain restrictions. The Code of Ethics prohibits access persons from purchasing or selling any security that is being actively considered for purchase or sale by the Adviser or is being purchased or sold by any client portfolio of the Adviser. All access persons (other than disinterested trustees) must preclear all transactions, and all access persons (other than disinterested trustees, subject to certain exceptions) must submit initial and annual securities holdings reports and quarterly transaction reports. The Code of Ethics places other limitations on the acquisition of securities by access persons (other than disinterested trustees), such as prohibiting the purchase of securities in an initial public offering and restricting the purchase of private placement securities.

PROXY VOTING POLICIES

[updated information to be filed]

          The Board of Trustees has adopted proxy voting procedures that delegate to the Adviser the authority to vote proxies, subject to the supervision of the Board of Trustees. The Board of Trustees also authorized the Adviser to retain a third party voting service to provide recommendations on proxy votes or vote proxies on the Funds' behalf.

          The Adviser's policies generally provide that the Adviser's Investment Committee will decide how to vote proxies on various issues on a case-by-case basis, with the intention being to vote proxies in the best interest of client accounts. The Adviser has adopted proxy voting guidelines that may be employed when considering how to vote proxies. Proxy solicitations that might involve a conflict of interest between the Adviser and client interests will be handled by the Investment Committee in one of the following ways:

    Vote the securities based on a pre-determined voting policy if the application of the policy to the matter presented involves little discretion on the Adviser's part;
    Vote the securities in accordance with a pre-determined policy based upon the recommendations of an independent third party, such as a proxy voting service;
    Refer the proxy to the client or to a fiduciary of the client for voting purposes;
    Suggest that the client engage another party to determine how the proxy should be voted; or
    Disclose the conflict to the client or, with respect to a Fund, the Fund's Board of Trustees (or its delegate), and obtain the client's or Board's direction to vote the proxies.

          In the event of a conflict between the interests of the Adviser and a Fund with regard to a proxy vote, the disinterested trustees on the Fund's Board of Trustees will be responsible for resolving the conflict.

          Information regarding how a Fund votes proxies relating to portfolio securities will be made available without charge, upon request, by calling 1-800-841-0380, and by accessing the SEC's website at http://www.sec.gov.

PRINCIPAL SHAREHOLDERS

          As of April ___, 2004, except as provided below, no person was known by the Trust to own of record or beneficially 5% or more of the outstanding shares of a Fund, and no person owned a controlling interest (i.e., more than 25%) in the Trust:

Name and Address	Fund	Number of Shares	Percent of Fund	Percent of Trust
Trend Trader, LLC 8700 E. Northsight Blvd., Suite 150 Scottsdale, Arizona 85260	Growth and Income	5,000	100%	50%

Trend Trader, LLC 8700 E. Northsight Blvd., Suite 150 Scottsdale, Arizona 85260	Sedona	5,000	100%	50%

          Shareholders with a controlling interest in the Trust could affect the outcome of proxy voting or the direction of management of the Trust.

INVESTMENT ADVISER

          Trend Trader, LLC, an Arizona limited liability company and a registered broker-dealer, is the investment adviser to the Funds. Mr. Mark A. Seleznov, the Managing Partner and Portfolio Manager of the Adviser, is also a trustee and Chief Executive Officer and President of the Trust. Mr. Alex B. Seleznov, the Director of Money Management Operations and Chief Financial Officer of the Adviser, is also the Treasurer of the Trust. Ms. Wendy Seleznov, a Partner of the Adviser, is also the Secretary of the Trust. A brief description of the Funds' investment advisory agreement is set forth in the Prospectuses under "Fund Management."

          Mark Seleznov owns 50% of the interests of the Adviser and Wendy Seleznov owns 50% of the interests of the Adviser.

          The advisory agreement between the Adviser and the Funds is dated April ___, 2004 (the "Advisory Agreement"). The Advisory Agreement has an initial term of two years and is required to be approved annually thereafter by the Board of Trustees of the Trust or by vote of a majority of the Funds' outstanding voting securities (as defined in the 1940 Act). Each annual renewal must also be approved by the separate vote of the Trust's disinterested trustees, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement was approved by the vote of the Trust's disinterested trustees on ________, 2004, and by the initial shareholder of the Funds on ______, 2004. The Advisory Agreement is terminable without penalty, on 60 days' written notice by the Board of Trustees of the Trust, by vote of a majority of the Funds' outstanding voting securities or by the Adviser, and will terminate automatically in the event of its assignment.

          When the Board of Trustees approved the Advisory Agreement on _________, 2004, the Board of Trustees was provided materials relating to, and considered and evaluated the following: (i) the terms and conditions of the agreement, including the nature, extent and quality of the services to be provided to the Funds by the Adviser, and the structure and rates of the investment advisory fees charged for those services; (ii) a comparison of each Fund's expected fees and expenses in relation to various industry averages; (iii) the intention to have an expense cap arrangement between the Growth and Income Fund and the Adviser; and (iv) the trustees' legal duties in considering the approval of the agreement. The Board compared each Fund's expected expense ratios to the industry data provided by an independent service and reviewed the Adviser's Form ADV. On the basis of its review and the foregoing information, the Board of Trustees found that the terms of the Advisory Agreement were fair and reasonable and in the best interest of the Funds' future shareholders.

          Under the terms of the Advisory Agreement, the Adviser supervises the management of each Fund's investments and business affairs, subject to the supervision of the Board of Trustees. At its expense, the Adviser provides office space and all necessary office facilities, equipment and personnel for servicing the investments of the Funds. As compensation for its services, each Fund pays to the Adviser a monthly advisory fee at the annual rate of 0.50% of the average daily net asset value of the relevant Fund. Pursuant to an expense cap agreement dated ____, 2004 between the Adviser and the Growth and Income Fund, the Adviser agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses do not exceed 1.05% and 0.80% for the investor class and institutional class shares, respectively, of the Fund's average daily net assets. The expense cap agreement will continue in effect until _______, 2005, with successive renewal terms of one year unless terminated by the Adviser or the Fund prior to any such renewal.

FUND TRANSACTIONS AND BROKERAGE

          The Adviser is responsible for decisions to buy and sell securities for each Fund and for the placement of a Fund's securities business, the negotiation of the commissions to be paid on such transactions and the allocation of portfolio brokerage and principal business. The Adviser seeks the best execution at the best security price available with respect to each transaction, in light of the overall quality of brokerage and research services provided to the Adviser or the Funds. The best price to a Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Purchases may be made from underwriters, dealers and, on occasion, the issuers. Commissions will be paid on a Fund's futures and options transactions. The purchase price of portfolio securities purchased from an underwriter or dealer may include underwriting commissions and dealer spreads. A Fund may pay mark-ups on principal transactions. In selecting broker-dealers and in negotiating commissions, the Adviser considers the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. Brokerage will not be allocated based on the sale of a Fund's shares.

          Section 28(e) of the Securities Exchange Act of 1934 ("Section 28(e)") permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody).

          In selecting brokers, the Adviser considers investment and market information and other research, such as economic, securities and performance measurement research provided by such brokers and the quality and reliability of brokerage services, including execution capability, performance and financial responsibility. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if the Adviser determines in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker to a Fund. The Adviser believes that the research information received in this manner provides a Fund with benefits by supplementing the research otherwise available to the Fund. The Advisory Agreement provides that such higher commissions will not be paid by a Fund unless (a) the Adviser determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of the Adviser's overall responsibilities with respect to the accounts as to which they exercise investment discretion; (b) such payment is made in compliance with the provisions of Section 28(e), other applicable state and federal laws, and the Advisory Agreement; and (c) in the opinion of the Adviser, the total commissions paid by a Fund will be reasonable in relation to the benefits to the Fund over the long term. The investment advisory fees paid by a Fund under the Advisory Agreement are not reduced as a result of the Adviser's receipt of research services.

          The Adviser places portfolio transactions for other advisory accounts managed by the Adviser. Research services furnished by firms through which a Fund effects its securities transactions may be used by the Adviser in servicing all of its accounts; not all of such services may be used by the Adviser in connection with the Funds. The Adviser believes it is not possible to measure separately the benefits from research services to each of the accounts (including the Funds) managed by them. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, the Adviser believes such costs to a Fund will not be disproportionate to the benefits received by the Fund on a continuing basis. The Adviser seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by a Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to a Fund. In making such allocations between a Fund and other advisory accounts, the main factors considered by the Adviser are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

DISTRIBUTOR

          Trend Trader, LLC (the "Distributor"), 8700 E. Northsight Blvd., Scottsdale, Arizona 85260, also serves as the principal distributor for the shares of the Funds pursuant to a Distribution Agreement dated April __, 2004 (the "Distribution Agreement"). The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of the Funds are offered on a continuous basis. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute each Fund's shares.

DISTRIBUTION AND SHAREHOLDER SERVICING OF FUND SHARES

Description of Plan

          With respect to the Investor Shares, the Funds have adopted a Rule 12b-1 plan under the 1940 Act ("Plan") pursuant to which certain distribution and shareholder servicing fees may be paid to the Distributor. Under the terms of the Plan, the Funds may be required to pay the Distributor (i) a distribution fee for the promotion and distribution of shares of up to 0.25% of the average daily net assets of the Fund attributable to the Investor Shares (computed on an annual basis) and (ii) a shareholder servicing fee for personal service provided to shareholders of up to 0.25% of the average daily net assets of the Fund attributable to the Investor Shares (computed on an annual basis). The Growth and Income Fund currently has no intention of paying any Rule 12b-1 fees in connection with its Institutional Shares. The Distributor is authorized, in turn, to pay all or a portion of these fees to any registered securities dealer, financial institution or other person ("Recipient") who renders assistance in distributing or promoting the sale of Fund shares, or who provides certain shareholder services to Fund shareholders, pursuant to a written agreement ("Rule 12b-1 Related Agreement"). To the extent such fee is not paid to such persons, the Distributor may use the fee for its own distribution expenses incurred in connection with the sale of Fund shares, or for any of its shareholder servicing expenses. In addition, the Adviser and the Distributor may from time to time (but are not obligated to) make payments from their own resources to compensate others, including financial intermediaries with whom the Distributor or the Adviser has entered into written agreements, for, among other things, performing shareholder servicing, and related administrative functions. The Distributor or the Adviser will determine the amount to be paid to such entities, including financial intermediaries and broker-dealers, provided that such amounts will not increase the amount that a Fund is allowed to pay under the Plan if reimbursement is sought under Rule 12b-1.

          The Plan is a "reimbursement" plan, which means that the fees paid by a Fund under the Plan are intended to reimburse the Distributor for services rendered and commission fees borne up to the maximum allowable distribution and shareholder servicing fees. If the Distributor is due more money for its services rendered and commission fees borne than are immediately payable because of the expense limitation under the Plan, the unpaid amount is carried forward from period to period while the Plan is in effect until such time as it may be paid. No interest, carrying, or other finance charges will be borne by the Fund with respect to unpaid amounts carried forward. If the Plan is terminated before the Distributor can be fully reimbursed, a Fund is not contractually obligated to pay these costs, although the Board of Trustees could approve this payment to the Distributor.

          Payment of the distribution and servicing fees is to be made quarterly after the Distributor forwards to the Board of Trustees a written report of all amounts expensed pursuant to the Plan; provided, however, that the aggregate payments by a Fund under the Plan to the Distributor and all Recipients currently may not exceed 0.25% (on an annualized basis) of the average daily net assets of the Fund attributable to the Investor Shares for that quarter.

          Payments under the Plan are to reimburse the Distributor for expenses incurred in connection with (i) the promotion and distribution of the Fund's Investor Shares and (ii) the provision of personal services to the shareholders. These expenses may include, but are not limited to, printing and mailing prospectuses and financial reports to other than current shareholders; preparing, printing and distributing advertising material and sales literature; and compensation of broker-dealers.

          From time to time, the Distributor may engage in activities that jointly promote the sale of shares of one or more classes of shares, the cost of which may not be readily identifiable as related to any one class. Generally, the distribution expenses attributable to such joint distribution activities will be allocated among each class of shares on the basis of its respective net assets, although the Board of Trustees may allocate such expenses in any other manner it deems fair and equitable.

          The Plan, including a form of the Rule 12b-1 Related Agreement, has been unanimously approved by the Board of Trustees, including all of the members of the Board of Trustees who are not "interested persons" of the Funds as defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Plan or any Rule 12b-1 Related Agreements ("Disinterested Trustees") voting separately.

          The Plan, and any Rule 12b-1 Related Agreement which is entered into, will continue in effect for a period of more than one year only so long as its continuance is specifically approved at least annually by a vote of a majority of the Board of Trustees, and of the Disinterested Trustees, cast in person at a meeting called for the purpose of voting on the Plan, or the Rule 12b-1 Related Agreement, as applicable. In addition, the Plan, and any Rule 12b-1 Related Agreement, may be terminated with respect to either Fund at any time, without penalty, by vote of a majority of the outstanding voting securities of the Investor Shares of the relevant Fund, or by vote of a majority of Disinterested Trustees (on not more than 60 days' written notice in the case of the Rule 12b-1 Related Agreement only).

Interests of Certain Persons

          Trend Trader, LLC, in its capacity as the Fund's investment adviser, has an indirect financial interest in the Plan, and the Distributor, in its capacity as principal distributor of Fund shares, has a direct financial interest in the Plan. Mr. Mark A. Seleznov and Ms. Wendy Seleznov have an indirect interest in the Plan through their control of the Adviser and the Distributor. No other "interested person" of the Funds, as defined in the 1940 Act, and no trustee of the Funds who is not an "interested person" has or had a direct or indirect financial interest in either the Plan or any Rule 12b-1 Related Agreement.

Anticipated Benefits to the Fund

          The Board of Trustees considered various factors in connection with its decision to approve the Plan, including:

    the nature and causes of the circumstances which make implementation and continuation of the Plan necessary and appropriate;
    the way in which the Plan addresses those circumstances, including the nature and amount of expenditures;
    the nature of the anticipated benefits;
    the merits of possible alternative plans or pricing structures;
    the relationship of the Plan to other distribution efforts of the Fund; and
    the possible benefits of the Plan to any other person relative to those of the Fund.

          Based upon its review of the foregoing factors and the material presented to it, and in light of its fiduciary duties under relevant state law and the 1940 Act, the Board of Trustees determined, in the exercise of its business judgment, that the Plan was reasonably likely to benefit the Fund and its shareholders in at least one or several potential ways. Specifically, the Board of Trustees concluded that the Distributor and any Recipients operating under Rule 12b-1 Related Agreements would have little or no incentive to incur promotional expenses on behalf of a Fund if a Rule 12b-1 plan were not in place to reimburse them, thus making the adoption of the Plan important to the initial success and thereafter, continued viability of the Funds. In addition, the Board of Trustees determined that the payment of Rule 12b-1 fees to these persons should motivate them to provide an enhanced level of service to Fund shareholders, which would, of course, benefit such shareholders. Finally, the Plan would help to increase net assets under management in a relatively short amount of time, given the marketing efforts on the part of the Distributor and Recipients to sell Fund shares, which should result in certain economies of scale.

          While there is no assurance that the expenditure of Fund assets to finance distribution of Fund shares will have the anticipated results, the Board of Trustees believes there is a reasonable likelihood that one or more of such benefits will result, and since the Board of Trustees will monitor the distribution and shareholder servicing expenses of the Funds, it will be able to evaluate the benefit of such expenditures in deciding annually whether to continue the Plan.

CUSTODIAN

          As custodian of the Funds' assets, UMB Bank, n.a., 928 Grand Boulevard, Kansas City, Missouri 64106, has custody of all securities and cash of each Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by the officers of the Trust.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

          UMB Fund Services, Inc., 803 West Michigan Street, Milwaukee, Wisconsin 53233-2301, an affiliate of UMB Bank, acts as transfer agent and dividend-disbursing agent for the Funds (the "Transfer Agent"). The Transfer Agent is compensated based on an annual fee per open account of $_____, subject to minimum annual fees of $_______.

          UMB Bank, n.a., and UMB Fund Services, Inc. are wholly-owned subsidiaries of UMB Financial Corporation.

ADMINISTRATOR AND FUND ACCOUNTANT

          UMB Fund Services, Inc. also provides administrative and fund accounting services to the Funds pursuant to separate Administration and Fund Accounting Agreements. Under these Agreements, UMB Fund Services, Inc. calculates the daily net asset value of each Fund and provides administrative services (which include clerical, compliance and regulatory services such as filing all required federal income and excise tax returns and state property tax returns, assisting with regulatory filings, preparing financial statements and monitoring expense accruals). For the administrative services, UMB Fund Services, Inc. receives from each Fund, a fee, computed daily and payable monthly based on the Fund's monthly average net assets at the annual rate of _____ of 1% on the first $300 million, ____ of 1% on the next $500 million and ______ of 1% on the average net assets in excess of $500 million, subject to an annual minimum of $______, plus out-of-pocket expenses. For the accounting services, UMB Fund Services, Inc. receives from each Fund a fee, computed daily and payable monthly, at the annual rate of $____ for the first $100 million of the Fund's average net assets, _____ of 1% on the next $200 million and 0.00__ of 1% on the average net assets in excess of $200 million.

SHAREHOLDER MEETINGS

          The 1940 Act permits registered investment companies, such as the Trust, to operate without an annual meeting of shareholders under specified circumstances. The Trust has adopted the appropriate provisions in its by-laws and may, at its discretion, not hold an annual meeting in any year in which the election of trustees is not required to be acted on by shareholders under the 1940 Act.

          The Trust does not normally hold shareholders' meetings except when required by the 1940 Act or other applicable law. The Board of Trustees will call a shareholders' meeting for the purpose of voting on the question of removal of a trustee when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust that are entitled to vote.

PURCHASE AND PRICING OF SHARES

          Shares of each Fund are sold on a continuous basis at the Fund's net asset value. As set forth in each Prospectus under "Valuation of Fund Shares," each Fund's net asset value per share is determined as of the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m., Eastern Time) on each day the NYSE is open for business. A Fund is not required to calculate its net asset value on days during which that Fund receives no orders to purchase shares and no shares are tendered for redemption. Net asset value is calculated by taking the market value of a Fund's total assets, including interest or dividends accrued, but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share.

          In determining net asset value, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Common stocks and other equity-type securities are valued at the last trade price on the national securities exchange on which such securities are primarily traded, and with respect to equity securities traded on NASDAQ, such securities are valued using the NASDAQ Official Closing Price. However, securities traded on a national securities exchange for which there were no transactions on a given day or securities not listed on a national securities exchange or NASDAQ are valued at the most recent bid prices. Other exchange-traded securities (generally foreign securities) will be valued based on market quotations.

          Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees or its delegate. The Board of Trustees has approved the use of pricing services to assist a Fund in the determination of net asset value. Short-term fixed income securities held by a Fund are generally valued on an amortized cost basis.

          The calculation of the net asset value of a Fund may not take place contemporaneously with the determination of the prices of portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and 4:00 p.m. Eastern Time, and at other times, may not be reflected in the calculation of net asset value of a Fund.

          Detailed information on the purchase and redemption of shares is included in each Prospectus. Shares of each Fund are sold without a sales charge at the next price calculated after receipt of an order for purchase in proper form. In order to purchase shares of a Fund, you must invest the initial minimum investment, which ordinarily must be at least $1,000. However, the Trust reserves the right, in its sole discretion, to waive the minimum initial investment amount for certain investors, or to waive or reduce the minimum initial investment for 401(k)'s or other tax-deferred retirement plans. You may purchase shares on any day that the NYSE is open for business by placing orders with the Transfer Agent. The share price you receive will be the net asset value next computed after the Transfer Agent receives your purchase order in proper form. A Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those who are unable to provide adequate identification pursuant to the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act").

          You may request redemption of part or all of your Fund shares at any time by submitting such request to the Transfer Agent or the Distributor. The share price you receive will be the net asset value next determined after the Transfer Agent receives your redemption request in proper form. Once your redemption request is received in proper form, a Fund normally will mail or wire your redemption proceeds the next business day and, in any event, no later than seven calendar days after receipt of a redemption request. However, a Fund may hold payment of that portion of an investment which was made by check which has not been collected for up to 10 calendar days.

ANTI-MONEY LAUNDERING PROGRAM

          The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the USA PATRIOT Act. In order to ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, the designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program and a customer identification program.

          Procedures to implement the Program include, but are not limited to, determining that the Transfer Agent has established proper anti-money laundering procedures that require it to report suspicious and/or fraudulent activity, verify the identity of new shareholders, check shareholder names against designated government lists, including Office of Foreign Asset Control ("OFAC"), and undertake a complete and thorough review of all new account applications.

          Pursuant to the USA PATRIOT Act and the Program, the Trust may be required to "freeze" the account of a shareholder or take other action if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons.

TAXATION OF THE FUNDS

          Each Fund intends to qualify annually for treatment as a "regulated investment company" under Subchapter M of the Code and, if so qualifies, will not be liable for federal income taxes to the extent earnings are distributed to shareholders on a timely basis. In the event a Fund fails to qualify as a "regulated investment company," the Fund will be treated as a regular corporation for federal income tax purposes. Accordingly, the Funds would be subject to federal income taxes and any distributions that they make would be taxable and non-deductible by the Funds. What this means for shareholders of the Funds is that the cost of investing in the Funds would increase. Under these circumstances, it may be more economical for shareholders to invest directly in securities held by the Funds, rather than invest indirectly in such securities through the Funds.

          For federal income tax purposes, distributions from the Funds' investment company taxable income (which includes dividends, interest, net short-term capital gains, and net gains from foreign currency transactions), if any, generally are taxable to you as ordinary income whether reinvested or received in cash, except to the extent any of the dividends are "qualified dividend income" eligible for the reduced rate of tax on net long-term capital gains or unless you are exempt from taxation or entitled to a tax deferral. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, "qualified dividend income" received by noncorporate shareholders generally will be taxed at the same rate as net long-term capital gains. Currently, this maximum rate is set at 15%. Absent further legislation, the reduced rates on qualified dividend income will cease to apply after December 31, 2008.

          Generally, "qualified dividend income" includes dividends received during the taxable year from certain domestic corporations and "qualified foreign corporations." Passive foreign investment corporations, foreign personal holding companies, foreign investment companies, and corporations incorporated in a country that does not have an income tax treaty and an exchange of information program with the U.S. are not qualified foreign corporations. The portion of dividends that the Funds pay that is attributable to qualified dividend income received by the Funds will qualify for such treatment in the hands of the noncorporate shareholders of the Funds. If the Funds have gross income (including the excess of net short-term capital gains over net long-term capital losses) of which at least 95% are from qualified dividends, all of the Funds' distributions attributable to dividends will be eligible for the lower rates on qualified dividends. Certain holding period requirements also must be satisfied to obtain qualified dividend treatment.

          Distributions that are net of "qualified dividend income" under the Internal Revenue Code, interest income, other types of ordinary income, and net short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer. Distributions paid by the Funds from net capital gains (the excess of net long-term capital gains over short-term capital losses) are taxable as long-term capital gains whether reinvested or received in cash and regardless of the length of time you have owned your shares. The Funds will inform shareholders of the source and tax status of all distributions after the close of each calendar year.

          This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you. There may be other federal, state, local or foreign tax considerations applicable to you. You are urged to consult your own tax advisor.

PERFORMANCE INFORMATION

          Each Fund's historical performance or return (before and after taxes) may be shown in the form of various performance figures, including average annual total return, total return and cumulative total return. A Fund's performance figures are based upon historical results and are not necessarily representative of future performance. Factors affecting a Fund's performance include general market conditions, operating expenses and investment management. Any additional fees charged by a dealer or other financial services firm would reduce the returns described in this section.

Total Return

          Average annual total return and total return figures measure both the net investment income generated by, and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments in a Fund over a specified period of time, assuming the reinvestment of all dividends and distributions. Average annual total return figures are annualized and therefore represent the average annual percentage change over the specified period. Total return figures are not annualized and therefore represent the aggregate percentage or dollar value change over the period.

          The average annual total return of a Fund is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1+T)n = ERV
P	=	a hypothetical initial payment of $1,000.
T	=	average annual total return.
n	=	number of years.
ERV	=	ending redeemable value of a hypothetical $1,000 payment made at the beginning of the stated periods at the end of the stated periods.

          Performance for a specific period is calculated by first taking an investment (assumed to be $1,000) ("initial investment") in a Fund's shares on the first day of the period and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at the net asset value of a Fund on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period.

          A Fund may also quote after-tax total returns to show the impact of assumed federal taxes on an investment in the Fund. A Fund's total return after taxes on distributions shows the effect of taxable distributions on an investment in shares of the Fund for a specified period of time. A Fund's total return after taxes on distributions and sale of Fund shares shows the effect of both taxable distributions and any taxable gain or loss realized by the investor upon the sale of Fund shares at the end of a specified period. To determine these figures, all income, short-term capital gain distributions, and long-term capital gain distributions are assumed to have been taxed at the highest marginal individual tax rate then in effect. Those maximum tax rates are applied to distributions prior to reinvestment and the after-tax portion is assumed to have been reinvested in the Fund. State and local taxes are ignored.

          Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects.

          The average annual total return (after taxes on distributions) for a Fund is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending value, according to the following formula:

P(1+T)n=ATVD
P	=	a hypothetical initial payment of $1,000.
T	=	average annual total return (after taxes on distributions).
n	=	number of years.
ATVD	=	ending value of a hypothetical $1,000 investment made at the beginning of the stated periods at the end of the stated periods, after taxes on Fund distributions but not after taxes on redemption.

          The average annual total return (after taxes on distributions and sale of Fund shares) is computed by finding the average annual compounded rates of return over the periods that would equate to the initial amount invested to the ending value, according to the following formula:

P(1+T)n=ATVDR
P	=	a hypothetical initial payment of $1,000.
T	=	average annual total return (after taxes on distributions and sale of Fund shares).
n	=	number of years.
ATVDR	=	ending value of a hypothetical $1,000 investment made at the beginning of the stated periods at the end of the stated periods, after taxes on Fund distributions and sale of Fund shares.

          Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

          Returns are not provided for the Funds because the Fund s have been in operation for less than a full fiscal year.

Volatility

          Occasionally statistics may be used to specify a Fund's volatility or risk. Measures of volatility or risk are generally used to compare a Fund's net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market as represented by the S&P 500® Index. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average, over a specified period of time. The premise is that greater volatility connotes greater risk undertaken in achieving performance.

Comparisons

          From time to time, in marketing and other Fund literature, a Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper Analytical Services, Inc. ("Lipper"), a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. A Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

          A Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc., which rates funds on the basis of historical risk and total return. Morningstar's ratings range from five stars (highest) to one star (lowest) and for each fund with at least a three-year history, Morningstar calculates a Morningstar Rating™ based on a Morningstar Risk-Adjusted Return Measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. Ratings are not absolute or necessarily predictive of future performance.

          Evaluations of Fund performance made by independent sources may also be used in advertisements concerning a Fund, including reprints of or selections from, editorials or articles about the Fund. Sources for Fund performance and articles about a Fund may include publications such as Money, Forbes, Kiplinger's, Financial World, Business Week, U.S. News and World Report, the Wall Street Journal, Barron's and a variety of investment newsletters.

          A Fund may compare its performance to a wide variety of indices and measures of inflation including the S&P 500® Index, the NASDAQ Over-the-Counter Composite Index, the Russell 2000 Index and the Russell 1000 Growth Index. There are differences and similarities between the investments that a Fund may purchase for their respective portfolios and the investments measured by these indices.

          Investors may want to compare a Fund's performance to that of certificates of deposit offered by banks and other depositary institutions. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of the deposits prior to maturity normally will be subject to a penalty. Rates offered by banks and other depositary institutions are subject to change at any time specified by the issuing institution. Investors may also want to compare performance of a Fund to that of money market funds. Money market fund yields will fluctuate and shares are not insured, but share values usually remain stable.

INDEPENDENT AUDITORS

          ______________________________ [name and address] have been selected as the independent auditors for the Funds. [Name] will audit and report on the Funds' annual financial statements, review certain regulatory reports and the Funds' federal income tax returns, and perform other professional services when engaged to do so by the Funds.

FINANCIAL STATEMENTS

          Auditor financial statements will be provided by pre-effective amendment.

PART C

OTHER INFORMATION

Item 23. Exhibits

See "Exhibit Index."

Item 24. Persons Controlled by or under Common Control with Registrant

Registrant neither controls any person nor is under common control with any other person.

Item 25. Indemnification

Section 10.2 of Registrant's Declaration of Trust provides as follows:

(a) Subject to the exceptions and limitations contained in Subsection 10.2(b):

(i) "Covered Person" means any person who is or was a Trustee or officer of the Trust and any person who is or was serving at the request of the Trust as a trustee, officer or employee of a corporation, partnership, joint venture, trust or other enterprise. "Proceeding" means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative. "Expenses" includes without limitation attorneys' fees and any expenses of establishing a right to indemnification under this Article.

(ii) The Trust shall indemnify any Covered Person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Trust) by reason of the fact that the Covered Person is or was an agent of the Trust against liability, judgments, fines, settlements, costs and expenses, and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that the Covered Person acted in good faith and reasonably believed: (a) in the case of conduct in his official capacity as an agent of the Trust, that the Covered Person's conduct was in the Trust's best interests and (b) in all other cases, that the Covered Person's conduct was at least not opposed to the Trust's best interests and (c) in the case of a criminal proceeding, that the Covered Person had no reasonable cause to believe his conduct was unlawful.

        The termination of any proceeding by judgment, order or settlement shall not of itself create a presumption that the Covered Person did not meet the requisite standard of conduct set forth in this Subsection. The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the person did not meet the requisite standard of conduct set forth in this Subsection.

(iii) The Trust shall indemnify any Covered Person who was or is a party or is threatened to be made a party to any proceeding by or in the right of the Trust by reason of the fact that the Covered Person is or was an agent of the Trust against expenses actually and reasonably incurred by the Covered Person in connection with the defense or settlement of that action if the Covered Person acted in good faith, in a manner he believed to be in the best interests of the Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

(iv) To the extent that a Covered Person has been successful, on the merits or otherwise, in the defense of any proceeding referred to in Subsections (ii) or (iii) before the court or other body before whom the proceeding was brought, the Covered Person shall be indemnified against expenses actually and reasonably incurred by the Covered Person in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the Covered Person was not liable by reason of the disabling conduct referred to in Subsection (b) below.

(b) No indemnification shall be provided hereunder to a Covered Person:

(i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection (a) of this Section 10.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.2; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.2.

        The Trust intends to purchase and maintain insurance which will insure Trustees and officers of the Trust against any liability asserted against or incurred by the Trustee or officer in such capacity or arising out of the Trustee's or officer's status as such to the fullest extent permitted by law.

Item 26. Business and Other Connections of Investment Adviser

          The information contained under (i) "Fund Management" in the Prospectus, (ii) "Trustees and Officers" and "Investment Adviser" in the Statement of Additional Information, and (iii) Part I of Trend Trader, LLC's Form ADV as filed with the Securities and Exchange Commission is hereby incorporated by reference.

Item 27. Principal Underwriters

(a) Trend Trader, LLC, the Registrant's principal underwriter, does not act as principal underwriter or investment adviser for any other investment companies.

(b) To the best of Registrant's knowledge, the directors and executive officers of Trend Traders, LLC are as follows:

Name and Principal Business Address	Position and Offices with Trend Trader, LLC	Positions and Offices with Registrant

Mark A. Seleznov	Managing Partner and Chief Investment Officer	Trustee, Chief Executive Officer and President

Alex B. Seleznov	Director of Money Management Operations and Chief Financial Officer	Treasurer

Wendy Seleznov	Partner	Secretary

The address of each of the foregoing is 8700 E. Northsight Blvd., Suite 150, Scottsdale, Arizona, 85260.

(c) None.

Item 28. Location of Accounts and Records

          All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Trend Trader, LLC, Registrant's investment adviser, at Registrant's corporate offices, except records held and maintained by UMB Bank. n.a., 928 Grand Boulevard, Kansas City, Missouri 64106 and UMB Fund Services, Inc., 803 W. Michigan Street, Milwaukee, Wisconsin 53233-2301, relating to the former's function as custodian and the latter's function as transfer agent, administrator and fund accountant.

Item 29. Management Services

          All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 30. Undertakings

          None.

SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Scottsdale and State of Arizona on the 10th day of February, 2004.
TREND TRADER FUNDS (Registrant)

By:	/s/ Mark A. Seleznov
Mark A. Seleznov
Chief Executive Officer and President

          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.
Name	Title	Date

/s/ Mark A. Seleznov	Chief Executive Officer, President	February 10, 2004
Mark A. Seleznov	and a Trustee

EXHIBIT INDEX
Exhibit No.	Exhibit	Incorporated by Reference	Filed Herewith
(a)	(i) Registrant's Certificate of Trust (ii) Registrant's Declaration of Trust		X X

(b)	Registrant's By-Laws		X

(c)	None

(d.1)	Investment Advisory Agreement		*

(d.2)	Expense Cap Agreement		*

(e)	Distribution Agreement		*

(f)	None

(g)	Custodian Servicing Agreement		*

(h.1)	Transfer Agent Servicing Agreement		*

(h.2)	Fund Administration Servicing Agreement		*

(h.3)	Fund Accounting Servicing Agreement		*

(i)	Opinion and Consent of Godfrey & Kahn, S.C		*

(j)	Consent of [Auditor]		*

(k)	None

(l)	Initial Subscription Agreement		*

(m)	Rule 12b-1 Plan		*

(n)	None

(o)	Reserved

(p)	Code of Ethics for Access Persons of Trend Trader, LLC and Trend Trader Funds		*

* To be filed by Pre-Effective Amendment